Registration Numbers:  2-66976
                                                                        811-3009
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]

                  Pre-Effective Amendment No.                     [     ]

                  Post-Effective Amendment No.         39         [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

                  Amendment No.          39                       [  X  ]


                                COLONIAL TRUST II
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                 (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)




Name and Address of Agent for Service:              Copy to:

Nancy L. Conlin, Esquire                        John M. Loder, Esquire
Colonial Management Associates, Inc.            Ropes & Gray
One Financial Center                            One International Place
Boston, Massachusetts  02111                    Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[       ]         immediately upon filing pursuant to paragraph (b)
[   X   ]         on November 30, 1998 pursuant to paragraph (b)
[       ]         60 days after filing pursuant to paragraph (a)(1)
[       ]         on [date] pursuant to paragraph (a)(1) of Rule 485
[       ]         75 days after filing pursuant to paragraph (a)(2)
[       ]         on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:
[       ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST II

                              Cross Reference Sheet

   Newport Tiger Cub Fund (formerly known as Colonial Newport Tiger Cub Fund)
                        Newport Japan Opportunities Fund
                           Newport Greater China Fund

                               Classes A, B and C




Item Number of Form N-1A             Prospectus Location or Caption

Part A

    1.                               Cover Page

    2.                               Summary of Expenses

    3.                               The Funds' Financial History

    4. Organization and History; The Funds' Investment Objectives; How the Funds Pursue their Objectives and Certain Risk Factors

    5.                               Cover Page; How the Funds are Managed;
                                     Organization and History; The Funds'
                                     Investment Objectives; Back Cover

    6.                               Organization and History; Distributions and
                                     Taxes; How to Buy Shares

    7. Summary of Expenses; How to Buy Shares; How the Funds Value their Shares; 12b-1 Plan; Back Cover

    8.                               How to Sell Shares; How to Exchange Shares;
                                     Telephone Transactions

    9.                               Not Applicable

November 30, 1998


NEWPORT TIGER CUB FUND


NEWPORT JAPAN OPPORTUNITIES FUND


NEWPORT GREATER CHINA FUND


PROSPECTUS

BEFORE YOU INVEST


Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial advisor to determine how investing in these mutual funds may suit your unique needs, time horizon and risk tolerance.


Newport  Tiger Cub Fund (Cub Fund) and Newport Japan  Opportunities  Fund (Japan
Fund) are diversified portfolios of Colonial Trust II (Trust), an open-end management investment company. Newport Greater China Fund (China Fund)
(collectively with the Cub Fund and the Japan Fund, the Funds) is a non-diversified portfolio of the Trust.


The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).


The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).


Each Fund is managed by Newport Fund Management, Inc. (Advisor), an investment advisor since 1984 and an affiliate of the Administrator.


This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and


                                                               JO-01/984F-0998






retain it for future reference. More detailed information about the Funds is contained in the November 30, 1998 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


Each Fund offers multiple classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Each of the Class A, B and C shares is subject to a contingent redemption fee on redemptions and exchanges made within five business days of purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                              Page

Summary of Expenses                                    2
The Funds' Financial History                           4
The Funds' Investment Objectives                       7
How the Funds Pursue Their Objectives
   and Certain Risk Factors                            7
Investment Techniques and Additional
   Risk Factors                                        8
How the Funds Measure Their
   Performance                                        11
How the Funds are Managed                             12
Year 2000                                             13
How the Funds Value Their Shares                      13
Distributions and Taxes                               13
How to Buy Shares                                     14
How to Sell Shares                                    16
How to Exchange Shares                                17
Telephone Transactions                                17
12b-1 Plans                                           18
Organization and History                              18


This Prospectus is also available on-line at the Web site http://www.libertyfunds.com. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in each Class of each Fund's shares. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of the Funds' various costs and expenses.


Shareholder Transaction Expenses(1)(2)

                                           Cub Fund, Japan Fund and China Fund

                                        ----------------------------------------
                                           Class A       Class B        Class C

Maximum Initial Sales Charge Imposed on
  a Purchase (as a % of offering price)    5.75%(3)      0.00%(4)       0.00%(4)
Maximum Contingent Deferred Sales Charge
  (as a % of offering price) (3)           1.00%(5)      5.00%          1.00%
Maximum Contingent Redemption Fee (3)(6)   2.00%         2.00%          2.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.

(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because
    Class  B  shares   automatically   convert  to  Class  A  shares   after
    approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."


(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."


Annual Operating Expenses (as a % of average net assets)

                                                         Cub Fund

                                      ------------------------------------------
                                         Class A          Class B        Class C

Management and administration fees
  (after fee waiver)(7)                   0.38%           0.38%           0.38%
12b-1 fees                                0.25            1.00            1.00
Other expenses                            1.62            1.62            1.62
                                          ----            ----            ----
Total operating expenses
  (after fee waiver)(7)                   2.25%           3.00%           3.00%
                                         =====           =====           =====


                                                        Japan Fund

                                      ------------------------------------------
                                         Class A         Class B         Class C

Management and administration fees
  (after fee waiver)(8)                   0.48%          0.48%           0.48%
12b-1 fees                                0.25           1.00            1.00
Other expenses                            1.27           1.27            1.27
                                          ----           ----            ----
Total operating expenses
  (after fee waiver)(8)                   2.00%          2.75%           2.75%
                                         =====          =====           =====


                                                        China Fund

                                      ------------------------------------------

                                         Class A          Class B        Class C
Management and administration fees
  (after fee waiver)(9)                   1.09%           1.09%           1.09%
12b-1 fees                                0.25            1.00            1.00
Other expenses                            0.81            0.81            0.81
                                          ----            ----            ----
Total operating expenses
  (after fee waiver)(9)                   2.15%           2.90%           2.90%
                                         =====           =====           =====


(7) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% for each class of shares and "Total operating expenses" would have been 3.27% for Class A shares and 4.02% for Class B and Class C shares.
(8) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.20% for each class of shares and "Total operating expenses" would have been 2.72% for Class A shares and 3.47% for Class B and Class C shares.
(9) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% for each class of shares and "Total operating expenses" would have been 2.46% for Class A shares and 3.21% for Class B and Class C shares.


Example

The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in the Class A, Class B and Class C shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. This example uses the fees and expenses in the tables above and gives effect to the fee waivers and expense reimbursements described above. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.


                                       Cub Fund

            Class A               Class B                           Class C

Period:
                            (10)           (11)             (10)          (11)
1 year        $ 79          $ 80           $ 30             $ 40          $ 30
3 years       $124          $123           $ 93             $ 93(12)      $ 93
5 years       $171          $178           $158             $158          $158
10 years      $301          $314(13)       $314(13)         $332          $332


Without voluntary fee reductions, the amounts would be $89, $152, $218 and $394 for Class A shares for 1, 3, 5 and 10 years, respectively; $90, $152, $226 and $406 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $40 $122, $206 and $406 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $50, $122, $206 and $422 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $40, $122, $206 and $422 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.


                                       Japan Fund

            Class A                Class B                           Class C

Period:
                            (10)           (11)             (10)          (11)
1 year      $ 77           $ 78           $ 28              $ 38          $ 28
3 years     $117           $115           $ 85              $ 85(12)      $ 85
5 years     $159           $165           $145              $145          $145
10 years    $277           $290(13)       $290(13)          $308          $308


Without voluntary fee reductions, the amounts would be $83, $137, $193 and $345 for Class A shares for 1, 3, 5 and 10 years, respectively; $85, $137, $200 and $358 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $35 $107, $180 and $358 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $45, $107, $180 and $375 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $35, $107, $180 and $375 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.


                                        China Fund

            Class A                Class B                           Class C

Period:
                             (10)          (11)             (10)          (11)
1 year      $ 78             $ 79          $ 29             $ 39          $ 29
3 years     $121             $120          $ 90             $ 90(12)      $ 90
5 years     $166             $173          $153             $153          $153
10 years    $291             $305(13)      $305(13)         $322          $322


Without voluntary fee reductions, the amounts would be $81, $130, $181 and $321 for Class A shares for 1, 3, 5 and 10 years, respectively; $82, $129, $188 and $334 for Class B shares assuming redemptions for 1, 3, 5 and 10 years, respectively; $32, $99, $168 and $334 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively; $42, $99, $168 and $351 for Class C shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $32, $99, $168 and $351 for Class C shares assuming no redemptions for 1, 3, 5 and 10 years, respectively.


(10) Assumes redemption at period end.
(11) Assumes no redemption.
(12) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.
(13) Class B shares automatically convert to Class A after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUNDS' FINANCIAL HISTORY
The following financial highlights for a Class A, Class B or Class C share outstanding throughout each period have been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their unqualified report is included in each Fund's 1998 Annual
Report and is incorporated by reference into the Statement of Additional Information.



                                                                  Cub Fund
                                                 Class A                                   Class B
                                  --------------------------------------- -----------------------------------------
                                         Year ended           Period ended       Year ended            Period ended
                                          August 31             August 31         August 31              August 31
                                  --------------------------------------- -----------------------------------------
                                  --------------------------------------- -----------------------------------------
                                      1998         1997        1996(d)        1998        1997          1996(d)
                                  --------------------------------------- -----------------------------------------
Net asset value-Beginning of period  $9.100      $9.320       $10.000        $9.020      $9.300        $10.000
                                     -------     -------      --------      -------      -------        --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)    0.115(c)    0.059(f)      0.016        0.067(c)    (0.012)(f)      (0.002)
Net realized and unrealized loss     (5.315)     (0.279)(b)    (0.696)(b)   (5.257)      (0.268)(b)      (0.698)(b)
    Total from Investment Operations (5.200)     (0.220)       (0.680)      (5.190)      (0.280)         (0.700)
                                     -------     -------       -------      -------      -------         -------
Net asset value - End of period      $3.900      $9.100        $9.320       $3.830       $9.020          $9.300
                                     =======     =======       =======      =======      =======         =======
Total return (g)(h)                  (57.14)%     (2.36)%       (6.80)%(i)  (57.54)%      (3.01)%         (7.00)%(i)
                                     ========     =======       ======      ========      =======         ======
RATIOS TO AVERAGE NET ASSETS
Expenses(j)                           2.25%       2.25%         2.25%(k)     3.00%        3.00%           3.00%(k)
Net investment income (loss)(j)       1.75%       0.62%         0.62%(k)     1.00%       (0.13)%         (0.13)%(k)
Fees and expenses waived or borne by
  the Advisor/Administrator(j)        1.02%       1.09%         5.16%(k)     1.02%        1.09%           5.16%(k)
Portfolio turnover                      56%         96%            3%(i)       56%          96%              3%(i)
Net assets at end of period (000)    $3,556      $8,653        $3,542       $3,165       $7,664          $2,654


(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator
    which amounted to:                $0.067      $0.105       $0.123        $0.067       $0.105         $0.123
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) Includes  distributions  from China Hong Kong  Photo  Products,  Dickson
    Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd.,
    Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun
    Hung  Kai  Properties  Ltd.  and  Varitronix  International  Ltd.  which amounted to $0.016,  $0.013,  $0.013,  $0.014,  $0.012,  $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(d) The Fund commenced investment operations on June 3, 1996.
(e) Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix
    International Ltd. which amounted to $0.039 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(k) Annualized.


                                                          Class C
                                  --------------------------------------------------
                                              Year ended               Period ended
                                               August 31                 August 31
                                  --------------------------------------------------
                                  --------------------------------------------------
                                       1998            1997(e)             1996(d)
                                  ---------------------------------------
Net asset value - Beginning of period   $9.020          $9.300              $10.000
                                       -------          -------              -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)     0.067(c)         (0.012)(f)           (0.002)
Net realized and unrealized loss       (5.257)          (0.268)(b)           (0.698)(b)
    Total from Investment Operations   (5.190)          (0.280)              (0.700)
                                       -------          -------              -------
Net asset value - End of period        $3.830            $9.020               $9.300
                                      =======            =======               ======
Total return (g)(h)                    (57.54)%          (3.01)%              (7.00)%(i)
                                      =======            =======               ======
RATIOS TO AVERAGE NET ASSETS
Expenses(j)                             3.00%             3.00%               3.00%(k)
Net investment income (loss)(j)         1.00%            (0.13)%             (0.13)%(k)
Fees and expenses waived or borne by
  the Advisor/Administrator(j)          1.02%              1.09%               5.16%(k)
Portfolio turnover                        56%                96%                3%(i)
Net assets at end of period (000)       $732              $1,300               $738




(a) Net of fees and expenses
    waived or borne by the
    Advisor/Administrator
    which amounted to:                 $0.067             $0.105               $0.123
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) Includes  distributions  from China Hong Kong  Photo  Products,  Dickson
    Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd.,
    Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun
    Hung  Kai  Properties  Ltd.  and  Varitronix  International  Ltd.  which amounted to $0.016,  $0.013,  $0.013,  $0.014,  $0.012,  $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(d) The Fund commenced investment operations on June 3, 1996.
(e) Effective July 1, 1997, Class D shares were redesignated to Class C shares.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix
    International Ltd. which amounted to $0.039 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(i) Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(k) Annualized.


                                                                         Japan Fund
                                                     Class A                               Class B
                                         ----------------------------------- -----------------------------------
                                              Year ended        Period ended      Year ended       Period ended
                                              August 31           August 31       August 31          August 31
                                         ----------------------------------- -----------------------------------
                                            1998       1997       1996(c)       1998        1997    1996(c)
                                         --------------------- ------------- --------------------- -------------
Net asset value - Beginning of period     $10.050     $9.710    $10.000        $9.950     $9.690   $10.000
                                          --------    -------   --------       -------    -------  --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment loss (a)(b)                (0.103)    (0.094)    (0.016)       (0.172)     (0.170)   (0.034)
Net realized and
 unrealized gain (loss)                   (1.265)     0.434     (0.274)       (1.236)      0.430    (0.276)
                                          -------     -----     -------       -------     ------    -------
  Total from Investment Operations        (1.368)     0.340     (0.290)       (1.408)      0.260    (0.310)
                                          -------     -----     -------       -------     ------    -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                   (0.022)      ----       ----        (0.022)       ----      ----
                                          -------    -------     -------      -------     ------    -------
Net asset value - End of period            $8.660    $10.050     $9.710        $8.520     $9.950    $9.690
                                          =======   ========    =======       =======    =======   =======
Total return (e)(f)                       (13.62)%     3.50%     (2.90)%(g)   (14.16)%     2.68%    (3.10)%(g)
                                          ========  ========    =======      ========     ======    =======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                               2.00%      2.00%      2.00%(i)      2.75%      2.75%     2.75%(i)
Net investment loss (h)                   (1.12)%    (0.93)%    (0.66)%(i)    (1.87)%    (1.68)%   (1.41)%(i)
Fees and expenses waived or borne
  by the Advisor/Administrator (h)         0.72%      1.79%      9.13%(i)      0.72%      1.79%     9.13%(i)
Portfolio turnover                           24%        20%         0%           24%        20%        0%
Net assets at end of period (000)         $2,887     $4,073     $1,066        $6,028     $6,275    $1,197


(a) Net of fees and expenses waived
    or borne by the
    Advisor/Administrator which
    amounted to:                          $0.066     $0.180     $0.230       $0.066      $0.180     $0.230
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) The Fund  commenced  investment  operations  on June 3,  1996.
(d) Effective July 1, 1997, Class D shares were redesignated as Class C shares.
(e) Total return at net asset value  assuming all  distributions  reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the  Advisor/Administrator  not  waived  or  reimbursed  a  portion  of expenses,  total return would have been  reduced.
(g) Not  annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.


                                                         Class C (d)
                                      ------------------------------------------
                                             Year ended       Period ended
                                             August 31          August 31
                                      ------------------------------------------
                                         1998         1997        1996(c)
                                      ------------------------------------------
Net asset value - Beginning of period    $9.940      $9.690      $10.000
                                         -------     -------     -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment loss (a)(b)              (0.172)     (0.170)      (0.034)
Net realized and
 unrealized gain (loss)                 (1.236)      0.420       (0.276)
                                        -------      -----       -------
  Total from Investment Operations      (1.408)      0.250       (0.310)
                                        -------      -----       -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net realized gains                 (0.022)       ----       ----
                                        -------      ------      -------
Net asset value - End of period         $8.510      $9.940       $9.690
                                       =======     =======       ======
Total return (e)(f)                    (14.18)%      2.58%       (3.10)%(g)
                                       =======     =======       ======
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                            2.75%       2.75%         2.75%(i)
Net investment loss (h)                (1.87)%     (1.68)%       (1.41)%(i)
Fees and expenses waived or borne
  by the Advisor/Administrator (h)      0.72%       1.79%         9.13%(i)
Portfolio turnover                       24%         20%           0%
Net assets at end of period (000)      $1,862      $3,001         $472


(a) Net of fees and expenses waived
    or borne by the
    Advisor/Administrator which
    amounted to:                       $0.066     $0.180         $0.230
(b) Per share data was calculated  using average shares  outstanding  during the period.
(c) The Fund  commenced  investment  operations  on June 3,  1996.
(d) Effective July 1, 1997, Class D shares were redesignated as Class C shares.
(e) Total return at net asset value  assuming all  distributions  reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the  Advisor/Administrator  not  waived  or  reimbursed  a  portion  of expenses,  total return would have been  reduced.
(g) Not  annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.


                                                                              China Fund
                                                     Class A                   Class B                           Class C
                                       ---------------------------------------------------------------------------------------------
                                           Year ended    Period ended    Year ended   Period ended       Year ended    Period ended
                                            August 31     August 31       August 31     August 31         August 31      August 31
                                       -----------------------------    -----------------------------   ----------------------------
                                            1998           1997(e)          1998         1997(e)            1998           1997(e)
                                       -----------------------------    -----------------------------   ----------------------------
Net asset value - Beginning of period     $17.900         $13.340         $17.860        $13.330           $17.860         $13.330
                                          --------        --------       --------       --------           --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)        0.092(c)        0.052(d)        0.012(c)       (0.004)(d)         0.013(c)     (0.004)(d)
Net realized and unrealized gain (loss)   (11.591)         4.508(k)       (11.478)         4.534(k)        (11.498)        4.534(k)
                                          --------        -------         --------        ------          --------          ------
    Total from Investment Operations      (11.499)         4.560          (11.466)         4.530           (11.485)          4.530
                                          --------        -------         --------        ------          --------          ------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                 (0.061)          ----           (0.054)           ---            (0.055)            ---
                                           -------        -------          -------         ------           -------        -------
Net asset value - End of period            $6.340         $17.900          $6.340         $17.860            $6.320         $17.860
                                           =======        ========         =======        ========           =======        =======
Total return (f)(g)                        (64.42%)        34.22%(h)      (64.36%)         33.98%(h)        (64.46%)       33.98%(h)
                                           ========       ========         ========       ========           =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (i)                                2.15%          2.15%(j)         2.90%          2.90%(j)          2.90%          2.90%(j)
Net investment income (loss) (i)            0.74%          0.89%(j)        (0.01)%         0.14%(j)         (0.01)%         0.14%(j)
Fees and expenses waived or borne by the
   Advisor/Administrator (i)                0.31%          0.59%(j)         0.31%          0.59%(j)          0.31%          0.59%(j)
Portfolio turnover                            58%          4%(h)              58%          4%(h)              58%            4%(h)
Net assets at end of period (000)          $31,214        $115,699         $1,692          $135              $443            $134


(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator which
    amounted to:                            $0.039         $0.034          $0.039          $0.034            $0.039          $0.034
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distributions from Cheung Kong Holdings Ltd., Citic Pacific Ltd., Guangshen Railway Co., Ltd. and Henderson Land
    Development Co., Ltd., which amounted to $0.019, $0.036, $0.018 and $0.020 per share, respectively.
(d) Includes distributions from China Light & Power Co. Ltd., Dah Sing Financial, Glorious Sun Enterprises and Hang Seng Bank Ltd.
    which amounted to $0.078 per share.
(e) The Fund  commenced  investment  operations on May 12, 1997. The activity shown is from the effective date of registration  (May 16, 1997) with the
    SEC.  The per  share  information  reflects  the  1.5  for 1 stock  split effective July 25, 1997.
(f) Total return at net asset value assuming all distributions reinvested and no
    initial  sales  charge  or  contingent   deferred  sales  charge.
(g) Had  the Advisor/Administrator  not waived or  reimbursed  a portion of  expenses,  total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage arrangements had no impact.
(j) Annualized.
(k) The amount shown for a share  outstanding  does not  correspond  with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVES


The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").


The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).


HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS


Cub Fund. The Cub Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Cub Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Cub Fund may invest up to 35% of its total assets in equity securities of large companies (i.e., companies with equity market capitalizations of more than U.S. $1 billion) located in the nine Tigers of Asia ("Large Company Tiger Securities"). Small and Large Company Tiger Securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies evidencing ownership of underlying foreign securities) and shares of closed-end investment companies that invest primarily in the foregoing securities. It is presently anticipated that a large portion of the Cub Fund's assets will be invested in companies located in Hong Kong and Singapore, which are not considered by the Advisor to be emerging markets. However, investments in Hong Kong will involve special risks. See "Investment Techniques and Additional Risk Factors--Hong Kong" below. The remaining countries in which the Cub Fund invests are considered to be emerging markets. Investments in foreign securities, generally, and especially in emerging market securities in a particular region, involve special risks. See "Regional Concentration and Trends," "Foreign
Investments," and "Emerging Markets" below. Investments in small company securities also involve special risks. See "Small Companies" below. Dividend income will not be considered in choosing the investments of the Cub Fund.


Japan Fund. The Japan Fund normally invests substantially all of its assets in equity securities of well-established Japanese companies (i.e., companies with equity market capitalizations in excess of U.S. $200 million) (Japanese Securities). The Japan Fund seeks to invest in companies with histories of consistent earnings growth in industries with attractive or improving prospects. Japanese Securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depositary Receipts (receipts issued by foreign banks or trust companies). Investment in foreign securities involves special risks. See "Investment Techniques and Additional Risk Factors -- Japanese Securities" below. Dividend income will not be considered in choosing the investments of the Japan Fund.


China Fund. The China Fund normally invests at least 80% of its total assets in equity securities of companies located in, or which derive a substantial portion (at least 50%) of their revenue from business activity with or in, the Greater China Region. The remaining 20% may be invested in equity securities of companies that are otherwise expected to benefit from the Greater China Region's anticipated economic growth. The Advisor currently anticipates that the China Fund will invest primarily in companies whose securities are listed and traded in Hong Kong, but that the Advisor believes will benefit from growth opportunities in mainland China.


The China Fund generally invests in companies with at least $100 million in equity market capitalization at the time of purchase, including both seasoned companies and those with limited operating histories. The equity securities in which the China Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies) and shares of closed-end investment companies that invest primarily in the foregoing securities. Dividend income will not be considered in choosing the investments of the China Fund.




INVESTMENT TECHNIQUES AND ADDITIONAL RISK FACTORS


The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain risks related to such securities and techniques. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information. The following also describes certain of the risks associated with the regions and countries in which the Funds may invest.


Regional Concentration and Trends. As the Cub Fund's investments will, under normal circumstances, be concentrated in equity securities of companies located in the nine Tigers of Asia, and the China Fund investments will be concentrated in the Greater China Region, these Funds' investments will be particularly susceptible to regional trends. The prices of these Funds' securities, and therefore, the net asset value of the Cub Fund and the China Fund, may be adversely affected by negative economic or political events in any of the nine Tigers of Asia and in Southeast Asia as a whole. In addition, events in a number of the nine Tigers of Asia since the latter half of 1997 have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. In late 1997, a number of the nine Tigers of Asia suffered currency devaluations, equity market downturns and other detrimental economic events. There can be no assurance that the recent currency devaluations, equity market downturns and other detrimental economic events in the region will not continue. The uncertainty surrounding the effects of the foregoing events may negatively impact the return of the Cub Fund and the China Fund and the value of the Funds' shares.


Japanese Securities. Because the Japan Fund's investments are concentrated in Japan, the value of its shares will be especially affected by political, economic and market conditions within Japan and by movements in currency exchange rates between the Japanese and U.S. currencies, and may fluctuate more widely than the value of shares of a fund investing in companies located in a number of different countries. In addition, because Japan's economy is significantly dependent on foreign trade, economic and market conditions within Japan, and therefore the value of Japan Fund shares, are significantly influenced by domestic economic and market conditions within its trading partner countries and by political relations and currency exchange rates between Japan and such countries. Japan has in the past experienced difficult relations with its trading partners, particularly the U.S. The imposition of trade sanctions or other protectionist measures could negatively impact the Japanese economy and the value of Japan Fund shares. Transactions in Japanese securities may be more costly due to currency conversion costs and higher brokerage and custodial costs.


The Greater China Region. Although Hong Kong, The People's Republic of China and Taiwan are closely tied economically, they have different political and economic systems and their markets and regulatory structures are at different stages of development. Following is a summary of the major risks and uncertainties associated with investing in each country.


Hong Kong. Although Hong Kong has the most developed securities markets of the three countries in the Greater China Region, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political, economic and legal developments in those countries including but not limited to inflation, recession or currency fluctuations, could adversely impact the China and the Cub Fund's Hong Kong investments.


As of July 1, 1997, sovereignty over Hong Kong was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's existing economic and social systems, as well as most of the personal freedoms previously enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Chinese sovereignty could result in the imposition of significant restrictions on social or economic activity within Hong Kong. These or other potential actions by China could adversely affect the China and the Cub Fund's Hong Kong investments. A substantial amount of the investments of the Cub Fund and the China Fund are expected to be in companies located in Hong Kong.


China. Since 1978, China's leaders have implemented economic reforms which have transformed China from a socialist economy to one that is increasingly market-based. These changes have included the creation of two domestic stock exchanges and have stimulated strong economic growth. The continued development of China's industrial and service sectors will depend on, among other things, the extent to which governmental policies continue to support such development and the pace at which economic reforms are implemented.


Investments in China also are significantly affected by domestic political developments. As evidenced by the government's actions during the 1989 crisis in Tiananmen Square, the Chinese government's reaction to domestic and international events is unpredictable. Uncertainty exists particularly with respect to China's relationship with Taiwan and the ultimate impact on Hong Kong of the assumption of sovereignty by China. Dramatic action by China's leaders could cause extreme short-run volatility in the value of the China and the Cub Funds' investments and the China and the Cub Funds' shares, and also could significantly and adversely affect the China and the Cub Fund's returns in the long run. Similarly, China's relations with its important trading partners in the West (including the United States) could be adversely affected if the Chinese government's human rights policies are perceived to be deteriorating. Even if trading relations are not actually affected, threats to impose trading restrictions could cause substantial short-term volatility in the value of the China and the Cub Funds' China investments and of the China and the Cub Funds' shares.


Taiwan. The Taiwan Stock Exchange is owned by government-controlled enterprises and private banks and has only recently begun to allow direct foreign investment in listed Taiwan securities. Substantial restrictions on such investment remain, including limitations on the percentage of shares of a company that may be foreign-owned and prohibitions on foreign ownership of companies in certain industries.


Taiwan's economy is heavily dependent on exports. Any deterioration in Taiwan's relationships with its trading partners could adversely impact Taiwan's economy and the China and the Cub Fund's Taiwan investments. In particular, Taiwan has become increasingly dependent on direct and indirect trade with China and other Asian countries. Adverse economic or political developments in those countries could negatively impact the China and the Cub Fund's Taiwan investments.


Investments in Taiwan could be affected by Taiwan's political relationship with China. Uncertainty over the prospects for political reunification between the two countries could make the value of the China and the Cub Funds' Taiwan investments and of their shares particularly volatile and could negatively impact returns, especially if China threatens political or military action. Such reunification, if it were to occur, also could negatively impact the China and the Cub Fund's Taiwan investments.


General. Countries both within the Greater China Region and in other parts of Southeast Asia have, at times, experienced rapid economic growth. While these countries are expected to continue to grow economically over the long term, they can be expected to do so at varying rates and to experience periods of high inflation, economic recession and currency fluctuations along the way. Such periods may be associated with greater, and sometimes extreme, fluctuations in the value of investments in the Region, compared to investments in more developed economies. Further, events in one country may impact investments in other countries. Monetary, fiscal and other governmental policies adopted by the countries in and around the Region in response to such economic developments could exacerbate any such fluctuations.


Malaysia. On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operate to constrain severely or prohibit foreign investors from repatriating assets. As of the date of this prospectus, the Funds do not have any of their assets invested in Malaysian securities.




Foreign Investing Generally. In addition to the specific risks described above, investing in foreign securities has special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities and, therefore, the value of each Fund's shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S.
Special risks associated with foreign securities include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investing.


Emerging Markets. A portion of the Cub Fund's investments will consist of securities issued by companies located in countries whose economies, political systems or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures. Over the last several years, political, legal, economic and regulatory systems in the Tiger countries continue to lag behind those of more developed countries. Accordingly, the risks that restrictions on repatriation of the Cub Fund investments may be imposed unexpectedly or other limitations on the Cub Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.


Each Fund may engage in the following investment techniques (unless otherwise indicated).




Small Companies. The Cub and the China Fund may invest in small companies (companies with equity market capitalizations of U.S. $1 billion or less (Cub
Fund) and companies with equity market capitalizations of U.S. $500 million or less (China Fund)). The smaller, less well-established companies in which these Funds may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.




Foreign Currency Transactions. In connection with their investments in equity securities, the Funds may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Funds, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Funds are denominated. The Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Funds' obligations in entering into such transactions.


Futures Contracts and Options. Each Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions may be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Advisor's stock market movement expectancies are inaccurate, the Funds may be worse off than if they had not hedged.


Temporary/Defensive Investments. Each of the Funds may invest temporarily available cash in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Funds' assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of a Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.


Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities, to the extent permitted by law, for temporary or emergency purposes up to 33 1/3% of its total assets.


Other. The Funds may not always achieve their investment objectives. The Funds' investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Funds' fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Funds' outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUNDS MEASURE THEIR PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total returns only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.




Quotations from various publications may be included in sales literature and advertisements. Further information about performance is contained in the Funds' Annual Reports and in the section "Performance Measures" in the Statement of Additional Information. Both are provided free of charge by calling the Administrator at 1-800-426-3750. All performance information is historical and does not predict future results.


HOW THE FUNDS ARE MANAGED


The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.


Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds. Each of the Advisor, the Administrator, the Distributor and the Transfer Agent is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc., (Liberty Financial) which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S.


The Advisor furnishes each Fund with investment management services. For these services, the Cub Fund and the China Fund pay the Advisor a monthly fee at an annual rate of 1.15% of their average daily net assets. The Japan Fund pays the Advisor a monthly fee at an annual rate of 0.95% of its average daily assets. Pursuant to a voluntary fee waiver in fiscal year 1998, the Cub Fund, Japan Fund and China Fund each paid the Advisor, respectively, 0.13%, 0.23% and 0.84% of each Fund's average daily net assets.


Robert B. Cameron, Senior Vice President of the Advisor and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), manages the Cub Fund and co-manages the China Fund. Prior to joining the Advisor in 1996, Mr. Cameron was a branch manager-equity sales at CS First Boston from 1995 to 1996 and a branch manager-equity sales at Swiss Bank Corp. since 1993.


David Smith, Senior Vice President of the Advisor, manages the Japan Fund and has managed other funds or accounts on behalf of Newport Pacific, since 1994. Prior to this affiliation with Newport Pacific, Mr. Smith was Director of North Asian Strategies at Newport Pacific, an Executive Vice President at Carnegie Investor Services, and a Vice President at Global Strategies since 1993.


The China Fund's portfolio management team consists of three co-managers:
Thomas R. Tuttle, as lead portfolio manager, and Robert B. Cameron and Christopher Legallet.


Mr. Tuttle is Senior Vice President of the Advisor and of Newport Pacific. Mr. Tuttle has been affiliated with the Advisor since 1987 and with Newport Pacific since 1983.




Mr. Legallet is Senior Vice President of the Advisor. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia from 1992 to 1997.

See "Management of the Funds" in the Statement of Additional Information for more information.

The Administrator provides certain administrative services to each Fund, for which the Funds pay the Administrator a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets. The Administrator also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of the Funds' average net assets over $50 million.


The Transfer Agent provides transfer agency and shareholder services to each Fund for a monthly fee at the annual rate of 0.236% of each Fund's average daily net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.


The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Funds to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. The Advisor may use the services of AlphaTrade Inc., the Administrator's registered broker-dealer subsidiary, when buying or selling equity securities for the Funds' portfolios, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1. Subject to seeking best execution, the Advisor may consider sales of shares of the Funds (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.


YEAR 2000


The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


HOW THE FUNDS VALUE THEIR SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Funds are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. In certain countries, the Funds may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.


DISTRIBUTIONS AND TAXES


The Funds intend to qualify as "regulated investment companies" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain, at least annually.


Each Fund reinvests distributions in additional shares of the same Class of that Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of that Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.


Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES


Shares of the Funds are offered continuously. Orders received in good form prior to the time at which the Funds value their shares (or placed with the financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program is $50; and the minimum initial investment for retirement accounts sponsored by the Distributor is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information.


The Funds also offer Class Z shares which are offered through a separate Prospectus only to certain institutions. Class Z shares have no initial or contingent deferred sales charge and no Rule 12b-1 fees. Otherwise, the Class Z share expenses are the same as those for Classes A, B and C. Class Z shares are exchangeable for Class A shares of the other funds distributed by the Distributor.


Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                  Initial Sales Charge
                            ----------------------------------
                                                   Retained
                                                      by
                                                   Financial
                                                    Service
                                                    Firm as
                                  as % of            % of
                            ---------------------
                            Amount      Offering   Offering
Amount Purchased             Invested    Price       Price
Less than $50,000              6.10%    5.75%        5.00%
$50,000 to less than
  $100,000                     4.71%    4.50%        3.75%
$100,000 to less than
  $250,000                     3.63%    3.50%        2.75%
$250,000 to less than
  $500,000                     2.56%    2.50%        2.00%
$500,000 to less than
  $1,000,000                   2.04%    2.00%        1.75%
$1,000,000 or more             0.00%    0.00%        0.00%


On purchases of $1 million or more of each Fund, the Distributor pays the financial service firm a cumulative commission as follows:


Amount Purchased                    Commission

First $3,000,000                   1.00%
Next  $2,000,000                   0.50%
Over  $5,000,000                   0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months after the end of the month in which the purchase was accepted. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                                Contingent
         Years                  Deferred
         After                    Sales
        Purchase                  Charge
          0-1                      5.00%
          1-2                      4.00%
          2-3                      3.00%
          3-4                      3.00%
          4-5                      2.00%
          5-6                      1.00%
      More than 6                  0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 5.00% on Class B share purchases.


Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.


The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Funds allow certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."


Class A shares of the Cub Fund and the Japan Fund may also be purchased at net asset value by (i) investment advisors or financial planners who have entered into agreements with the Distributor (or who maintain a master account with a broker or agent that has entered into such an agreement) and who charge a management, consulting or other fee for their services, and clients of such investment advisors or financial planners who place trades for their own accounts, if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (ii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts," where the plans are administered by firms that have entered into agreements with the Distributor or the Transfer Agent.


Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Funds may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Funds may also deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds will delay sending proceeds for 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.


Contingent Redemption Fee. The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.


The contingent redemption fee is paid to the Funds to help offset transaction costs. The Funds use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange is compared with the earliest purchase date of shares held in the account.
If this holding period is five business days or less, the contingent redemption fee is assessed.


The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.


Selling Shares Directly To A Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:


                           Liberty Funds Services, Inc.
                                   P.O. Box 1722
                               Boston, MA 02105-1722
                                   1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which a Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


HOW TO EXCHANGE SHARES


Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Advisor, the Administrator and their affiliates. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Funds will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Funds' investments in accordance with their investment objectives or otherwise harm the Funds or their remaining shareholders. All exchanges within five business days after a purchase are subject to a 2.00% contingent redemption fee. See "How to Sell Shares Contingent Redemption Fee."


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined. Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made will be used.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.


Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.


TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Funds' shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Funds value their shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Funds at their toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Funds reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.


12B-1 PLANS


Under their 12b-1 Plans, each Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of each Fund's net assets attributed to Class A, Class B and Class C shares. The 12b-1 Plan also requires each Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to their Class B and Class C shares. Because the Class B and Class C shares bear additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plan also authorizes other payments to the Distributor and its affiliates (including the Advisor and the Administrator) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1980. The Cub Fund and the Japan Fund each commenced investment operations in 1996 and the China Fund commenced investment operations in 1997, each as a separate portfolio of the Trust.




The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Advisor
Newport Fund Management, Inc.
580 California Street, Suite 1960
San Francisco, CA  94104


Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621


Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621






Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY 10017-2070



Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611



Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624


Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:

Printed in U.S.A.


November 30, 1998


NEWPORT TIGER
CUB FUND


NEWPORT JAPAN OPPORTUNITIES FUND


NEWPORT GREATER CHINA FUND


PROSPECTUS



Newport Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).


Newport Japan Opportunities Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan).


For more detailed information about the Funds, call the Administrator at 1-800-426-3750 for the November 30, 1998 Statement of Additional Information.




----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

Liberty

Please send your completed application to:

Liberty Funds Services, Inc. (LFSI)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint  Tenant  w/rights  of  survivorship:  Print all  names,  the Social
                                              Security # for the first person,
                                              and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner (JTWROS)

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult with your financial advisor to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested). Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside.

___Direct Deposit Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
Dividends and capital gains must be reinvested.
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month unless the 10th falls on a non-business day or the first day of the week. If this occurs, the process date will be the previous business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax advisor before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).


Payment instructions
If you are having this service added to an existing account, please sign below and have your signature guaranteed.
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. ACH banks only.
__The payee listed at right.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial advisor can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund, Newport Japan Opportunites Fund or Newport Tiger Cub Fund.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial advisor may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Liberty Funds Services, Inc. (LFSI) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by LFSI to have been authorized.

Bank Information (For Sections A and B above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Stein Roe Advisor or Newport fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have received and carefully read the prospectus for the fund(s) listed below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Stein Roe Advisor or Newport fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial, Stein Roe Advisor or Newport accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

C. Automatic Investment Plan/On-Demand EFT Purchase
This option automatically transfers the specified amount from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account by electronic funds transfer based on your telephone request.
You will receive the applicable price two business days after the receipt of yourrequest. Your bank needs to be a member of the Automated Clearing House System.Please attach a blank check marked "VOID." (Deposit slips are not a substitution).Also, complete the section below. Please allow 3 weeks for LFSI to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Automatic Investment Plan)
__Automatic Investment Plan Frequency:
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Liberty Funds Services, Inc. (LFSI) Do Not Detach. Make sure all account holders sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution).
See reverse for bank instructions.

I authorize LFSI to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Stein Roe Advisor or Newport fund. LFSI and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and LFSI may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Signature(s) of account holder

X_____________________________________
 Signature(s) of account holder

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colnial, Stein Roe Advisor or Newport funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Stein Roe Advisor or Newport fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Stein Roe
Advisor or Newport funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm. If making changes to the services on an account that has been in existence for more than 30 days, please have your clients signature guaranteed.

This application is submitted in accordance with our selling agreement with Liberty Funds Distributor, Inc. (LFDI), the Fund's prospectus, and this application. We will notify LFDI of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- LFSI can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Automatic Investment Plan (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by LFSI without prior notice if any check is not paid upon presentation. LFSI has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by LFSI by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized LFSI, to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of LFSI, Liberty Funds Distributor, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Funds Distributor, Inc.                          SH-760F-1098(1098)

                                COLONIAL TRUST II

                              Cross Reference Sheet

   Newport Tiger Cub Fund (formerly known as Colonial Newport Tiger Cub Fund)
                        Newport Japan Opportunities Fund
                           Newport Greater China Fund

                                     Class Z


Item Number of Form N-1A             Prospectus Location or Caption

Part A

    1.                               Cover page

    2.                               Summary of Expenses

    3.                               The Funds' Financial History

    4. Organization and History; The Funds' Investment Objectives; How the Funds Pursue their Objectives and Certain Risk Factors

    5.                               Cover Page; How the Funds are Managed;
                                     Organization and History; The Funds'
                                     Investment Objectives; Back Cover

    6.                               Organization and History; Distributions and
                                     Taxes; How to Buy Shares

    7. Summary of Expenses; How to Buy Shares; How the Funds Value their Shares; Back cover

    8.                               How to Sell Shares; How to Exchange Shares;
                                     Telephone Transactions

    9.                               Not applicable

November 30, 1998


NEWPORT TIGER CUB FUND


NEWPORT JAPAN OPPORTUNITIES FUND


NEWPORT GREATER CHINA FUND

CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST


Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial advisor to determine how investing in these mutual funds may suit your unique needs, time horizon and risk tolerance.


Newport  Tiger Cub Fund (Cub Fund) and Newport Japan  Opportunities  Fund (Japan
Fund) are a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company. Newport Greater China Fund (China Fund)
(collectively with the Cub Fund and the Japan Fund, the Funds) is a non-diversified portfolio of the Trust.


The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).


The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).


                                                                JO-01/309G-1198


Each Fund is managed by Newport Fund Management, Inc. (Advisor), an investment advisor since 1984 and an affiliate of the Administrator.




This Prospectus explains concisely what you should know before investing in the Class Z shares of the Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is contained in the November 30, 1998, Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly through the Distributor or through a mutual fund "supermarket," third party administrator or other financial adviser; (ii) any insurance company or bank purchasing shares for its own account, endowment or foundation, which initially invests, on behalf of its clients, at least $5 million in Class Z shares of the Fund (the Distributor may accept smaller initial purchases if it believes, in its sole discretion, that the investor will make additional investments which will cause its total investment to exceed $5 million in a reasonable period of time); (iii) certain retirement plans established for the benefit of employees of the Advisor and employees of the Advisor's affiliates; and (iv) any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other affiliated funds. Class Z shares are subject to a 2.00% contingent redemption fee on redemptions and exchanges made within five business days of purchase.



Contents                                              Page

Summary of Expenses
The Funds' Financial History
The Funds' Investment Objectives
How the Funds Pursue Their Objectives
   and Certain Risk Factors
Investment Techniques and Additional
   Risk Factors
How the Funds Measure Their
   Performance
How the Funds are Managed
Year 2000
How the Funds Value Their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History


The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Funds.

----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in a Fund. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in each Class Z shares of each Fund. See "How the Funds are Managed" for more complete descriptions of the Funds' various costs and expenses.


Shareholder Transaction Expenses(1)(2)


                       Cub Fund, Japan Fund and China Fund

                   --------------------------------------------

                                                         Class Z
Maximum Initial Sales Charge Imposed
  on a Purchase (as a % of offering price)                0.00%
Maximum Contingent Deferred Sales Charge
  (as a % of offering price)                              0.00%
Maximum Contingent Redemption Fee (3)(4)                  2.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."


Annual Operating Expenses (as a % of average net assets)

                                                                  Cub Fund

                                                               --------------

                                                                   Class Z
Management and administration fees (after fee waiver)(5)             0.38%
12b-1 fee                                                            0.00
Other expenses                                                       1.62
                                                                     ----
Total operating expenses (after fee waiver)(5)                       2.00%
                                                                     =====


                                                                  Japan Fund

                                                                --------------

                                                                    Class Z
Management and administration fees (after fee waiver)(6)             0.48%
12b-1 fees                                                           0.00
Other expenses                                                       1.27
                                                                     ----
Total operating expenses (after fee waiver)(6)                       1.75%
                                                                     =====



                                                                  China Fund

                                                               ---------------

                                                                    Class Z
Management and administration fee (after fee waiver)(7)               1.09%
12b-1 fees                                                            0.00
Other expenses                                                        0.81
Total operating expenses (after fee waiver)(7)                        1.90%
                                                                      =====


(5) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% and "Total operating expenses" would have been 3.02% .
(6) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.20% and "Total operating expenses" would have been 2.47%.
(7) The Advisor and Administrator have voluntarily agreed to waive or bear certain Fund expenses until further notice to the Fund. Absent such agreement, the "Management and administration fees" would have been 1.40% and "Total operating expenses" would have been 2.21%.


Example

The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in Class Z shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. This example uses the fees and expenses in the tables above and gives effect to the fee waivers and expense reimbursements described above. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.


                   Cub Fund
                    Class Z

Period:
1 year                $20
3 years               $63
5 years              $108
10 years             $233


Without voluntary fee reductions, the amounts would be $30, $93, $159 and $334 for 1, 3, 5 and 10 years, respectively.


                     Japan Fund
                      Class Z
Period:
1 year                  $ 18
3 years                 $ 55
5 years                 $ 95
10 years                $206


Without voluntary fee reductions, the amounts would be $25, $77, $132 and $281 for 1, 3, 5 and 10 years, respectively.


                 China Fund
                   Class Z
Period:
1 year              $ 19
3 years             $ 60
5 years             $103
10 years            $222


Without voluntary fee reductions, the amounts would be $22, $69, $118 and $254 for 1, 3, 5 and 10 years, respectively.

THE FUNDS' FINANCIAL HISTORY


The following financial highlights for a Class Z share outstanding throughout each period have been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Their unqualified report is included in each Fund's 1998 Annual Report and is incorporated by reference into the Statement of Additional Information.


                                                      Cub Fund
                                                       CLASS Z
                                       -----------------------------------------
                                       Year ended                   Period ended
                                       August 31                      August 31
                                       ---------------------    ----------------
                                        1998           1997            1996(c)
                                        ----           ----            ----
Net asset value - Beginning of period   $9.130        $9.320          $10.000
                                       -------       -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)(b)              0.132(d)      0.083(f)         0.021
Net realized and unrealized loss        (5.342)       (0.273)          (0.701)
                                        -------       -------         -------
    Total from Investment Operations    (5.210)       (0.190)         (0.680)
                                        -------       -------         -------
Net asset value - End of period         $3.920        $9.130           $9.320
                                       =======       =======           ======
Total return(e)(g)                     (57.06)%       (2.04)%         (6.80)%(h)
                                       ========      =======           ======
RATIOS TO AVERAGE NET ASSETS
Expenses(i)                             2.00%          2.00%            2.00%(j)
Net investment income (loss)(i)         2.00%          0.87%            0.87%(j)
Fees and expenses waived or borne
  by the Advisor/Administrator(i)       1.02%          1.09%            5.16%(j)
Portfolio turnover                        56%            96%               3%(h)
Net assets at end of period (000)        $23         $1,203            $1,166



(a) Net of fees and expenses waived
    or borne by the Advisor/
    Administrator which amounted to:   $0.067        $0.105            $0.123
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on June 3, 1996.
(d) Includes distributions from China Hong Kong Photo Products, Dickson Concepts International Ltd., Four Seas Merchantile, Hang Seng Bank Ltd., Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International, Ltd., Sun Hung Kai Properties Ltd. and Varitronix International Ltd. which amounted to $0.016, $0.013, $0.013, $0.014, $0.012, $0.014, $0.014,
    $0.013, $0.017 per share, respectively.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix International Ltd. which amounted to $0.039 per share.
(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(j) Annualized.

                                                      Japan Fund
                                                        Class Z
                                   ---------------------------------------------
                                              Year ended            Period ended
                                              August 31              August 31
                                   --------------------------  -----------------
                                          1998          1997         1996 (c)
                                          ----          ----         --------
Net asset value - Beginning of period    $10.070       $9.720       $10.000
                                         ========     =======       ========
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (a)(b)      (0.080)      (0.069)        (0.010)
Net realized and unrealized gain (loss)  (1.258)       0.419         (0.270)
                                         -------      -------        -------
    Total from Investment Operations     (1.338)       0.350         (0.280)
                                         -------      -------        -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                  (0.022)        ----            ----
                                                      -------        -------
Net asset value - End of period          $8.710       $10.070        $9.720
                                         ======       =======        =======
Total return (d)(e)                     (13.30)%       3.60%         (2.80)%(f)
                                       ========       =======        =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                             1.75%         1.75%           1.75%(h)
Net investment loss (g)                 (0.87)%       (0.68)%         (0.41)%(h)
Fees and expenses waived or borne by
  the Adviser/Administrator (g)          0.72%         1.79%           9.13%(h)
Portfolio turnover                        24%            20%           0%
Net assets at end of period (000)      $1,444        $1,488           $1,214


(a) Net of fees and expenses waived
    or borne by the Advisor/
    Administrator which amounted to:   $0.066        $0.180            $0.230
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment  operations on June 3, 1996.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(h) Annualized.

                                                     China Fund
                                          ---------------------------------
                                                       Class Z
                                          ---------------------------------
                                                     Period ended
                                                       August 31
                                          -----------------  --------------
                                               1998            1997(e)
                                               ----            -------
Net asset value - Beginning of period         $17.910          $13.340
                                              --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                   0.123(c)         0.065(d)
Net realized and unrealized gain (loss)      (11.586)           4.505(k)
    Total from Investment Operations         (11.463)           4.570
                                             --------           -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                       (0.067)            ----
                                              -------          ------
Net asset value - End of period               $6.380          $17.910
                                              =======         =======
Total return (f)(g)                          (64.19)%          34.29%(h)
                                              =======         =======
RATIOS TO AVERAGE NET ASSETS
Expenses (i)                                   1.90%            1.90%(j)
Net investment income (i)                      0.99%            1.14%(j)
Fees and expenses waived or borne by
   the  Advisor/Administrator (i)              0.31%            0.59%(j)
Portfolio turnover                              58%                4%(g)
Net assets at end of period (000)               $49             $135


(a) Net of fees and expenses waived or borne
    by the Advisor/Administrator
    which amounted to:                        $0.039             $0.034
(b) Per share data was calculated using average shares outstanding during the period.
(c) Includes distribution from Cheung Kong Holdings Ltd., Citic Pacific Ltd, Guangshen Railway Co., Ltd. and Henderson Land Development Co., Ltd.,
    which  amounted  to  $0.019,   $0.036,  $0.018  and  $0.020  per  share,
    respectively.
(d) Includes distributions from China Light & Power Co. Ltd., Dah Sing Financial, Glorious Sun Enterprises and Hang Seng Bank Ltd. which amounted to $0.078 per share.
(e) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the SEC. The per share information reflects the 1.5 for 1 stock split effective July 25, 1997.
(f) Total return at net asset value assuming all distributions reinvested and no
    initial  sales  charge  or  contingent   deferred  sales  charge.
(g) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact.
(j) Annualized.
(k) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVES


The Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines) ("Small Company Tiger Securities").


The Japan Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


The China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).


HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS


Cub Fund. The Cub Fund seeks to invest in companies with consistently above-average earnings growth. Normally, the Cub Fund will invest at least 65% of its total assets in Small Company Tiger Securities. The Cub Fund may invest up to 35% of its total assets in equity securities of large companies (i.e., companies with equity market capitalizations of more than U.S. $1 billion) located in the nine Tigers of Asia ("Large Company Tiger Securities"). Small and Large Company Tiger Securities include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies evidencing ownership of underlying foreign securities) and shares of closed-end investment companies that invest primarily in the foregoing securities. It is presently anticipated that a large portion of the Cub Fund's assets will be invested in companies located in Hong Kong and Singapore, which are not considered by the Advisor to be emerging markets. However, investments in Hong Kong will involve special risks. See "Investment Techniques and Additional Risk Factors --Hong Kong" below. The remaining countries in which the Cub Fund invests are considered to be emerging markets. Investments in foreign securities, generally, and especially in emerging market securities in a particular region, involve special risks. See "Regional Concentration and Trends," "Foreign Investments," and "Emerging Markets" below. Investments in small company securities also involve special risks. See "Small Companies" below. Dividend income will not be considered in choosing the investments of the Cub Fund.


Japan Fund. The Japan Fund normally invests substantially all of its assets in equity securities of well-established Japanese companies (i.e., companies with equity market capitalizations in excess of U.S. $200 million) (Japanese Securities). The Japan Fund seeks to invest in companies with histories of consistent earnings growth in industries with attractive or improving prospects. Japanese Securities generally include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into such stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depositary Receipts (receipts issued by foreign banks or trust companies). Investment in foreign securities involves special risks. See "Investment Techniques and Additional Risk Factors --Japanese Securities" below. Dividend income will not be considered in choosing the investments of the Japan Fund.


China Fund. The China Fund normally invests at least 80% of its total assets in equity securities of companies located in, or which derive a substantial portion (at least 50%) of their revenue from business activity with or in, the Greater China Region. The remaining 20% may be invested in equity securities of companies that are otherwise expected to benefit from the Greater China Region's anticipated economic growth. The Advisor currently anticipates that the China Fund will invest primarily in companies whose securities are listed and traded in Hong Kong, but that the Advisor believes will benefit from growth opportunities in mainland China.


The China Fund generally invests in companies with at least $100 million in equity market capitalization at the time of purchase, including both seasoned companies and those with limited operating histories. The equity securities in which the China Fund invests include common and preferred stock, warrants (rights) to purchase stock, debt securities convertible into stock, sponsored and unsponsored American Depositary Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities), Global Depositary Receipts (receipts issued by foreign banks or trust companies) and shares of closed-end investment companies that invest primarily in the foregoing securities. Dividend income will not be considered in choosing the investments of the China Fund.




INVESTMENT TECHNIQUES AND ADDITIONAL RISK FACTORS


The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain risks related to such securities and techniques. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.


Regional Concentration and Trends. As the Cub Fund's investments will, under normal circumstances, be concentrated in equity securities of companies located in the nine Tigers of Asia, and the China Fund investments will be concentrated in the Greater China Region, these Funds' investments will be particularly susceptible to regional trends. The prices of these Funds' securities, and therefore, the net asset value of the Cub Fund and the China Fund may be adversely affected by negative economic or political events in any of the nine Tigers of Asia and in Southeast Asia as a whole. In addition, events in a number of the nine Tigers of Asia since the latter half of 1997 have highlighted the financial interdependence of the region and demonstrated that negative financial events in one such country may have far-reaching negative effects throughout the region. In late 1997, a number of the nine Tigers of Asia suffered currency devaluations, equity market downturns and other detrimental economic events. There can be no assurance that the recent currency devaluations, equity market downturns and other detrimental economic events in the region will not continue. The uncertainty surrounding the effects of the foregoing events may negatively impact the return of the Cub Fund and the China Fund and the value of the Funds' shares.


Japanese Securities. Because the Japan Fund's investments are concentrated in Japan, the value of its shares will be especially affected by political, economic and market conditions within Japan and by movements in currency exchange rates between the Japanese and U.S. currencies, and may fluctuate more widely than the value of shares of a fund investing in companies located in a number of different countries. In addition, because Japan's economy is significantly dependent on foreign trade, economic and market conditions within Japan, and therefore the value of Japan Fund shares, are significantly influenced by domestic economic and market conditions within its trading partner countries and by political relations and currency exchange rates between Japan and such countries. Japan has in the past experienced difficult relations with its trading partners, particularly the U.S. The imposition of trade sanctions or other protectionist measures could negatively impact the Japanese economy and the value of Japan Fund shares. Transactions in Japanese securities may be more costly due to currency conversion costs and higher brokerage and custodial costs.


The Greater China Region. Although Hong Kong, The People's Republic of China and Taiwan are closely tied economically, they have different political and economic systems and their markets and regulatory structures are at different stages of development. Following is a summary of the major risks and uncertainties associated with investing in each country.


Hong Kong. Although Hong Kong has the most developed securities markets of the three countries in the Greater China Region, a substantial portion of its economy is dependent on investments in or trade with China and other less-developed Asian countries. Political, economic and legal developments in those countries including but not limited to inflation, recession or currency fluctuations, could adversely impact the China and Cub Fund's Hong Kong investments.


As of July 1, 1997, sovereignty over Hong Kong was transferred from Great Britain to China and Hong Kong became a Special Administrative Region of China. In connection with this transfer, China has agreed to maintain for 50 years Hong Kong's existing economic and social systems, as well as most of the personal freedoms previously enjoyed by Hong Kong residents. Nevertheless, it is impossible to predict with certainty the ultimate effect Chinese sovereignty will have on Hong Kong's business environment. Chinese sovereignty could result in the imposition of significant restrictions on social or economic activity within Hong Kong. These or other potential actions by China could adversely affect the China and the Cub Fund's Hong Kong investments. A substantial amount of the investments of the Cub Fund and the China Fund are expected to be in companies located in Hong Kong.


China. Since 1978, China's leaders have implemented economic reforms which have transformed China from a socialist economy to one that is increasingly market-based. These changes have included the creation of two domestic stock exchanges and have stimulated strong economic growth. The continued development of China's industrial and service sectors will depend on, among other things, the extent to which governmental policies continue to support such development and the pace at which economic reforms are implemented.


Investments in China also are significantly affected by domestic political developments. As evidenced by the government's actions during the 1989 crisis in Tiananmen Square, the Chinese government's reaction to domestic and international events is unpredictable. Uncertainty exists particularly with respect to China's relationship with Taiwan and the ultimate impact on Hong Kong of the assumption of sovereignty by China. Dramatic action by China's leaders could cause extreme short-run volatility in the value of the China and the Cub Fund's investments and the China and the Cub Fund's shares, and also could significantly and adversely affect the China and the Cub Fund's returns in the long run. Similarly, China's relations with its important trading partners in the West (including the United States) could be adversely affected if the Chinese government's human rights policies are perceived to be deteriorating. Even if trading relations are not actually affected, threats to impose trading restrictions could cause substantial short-term volatility in the value of the China and the Cub Fund's China investments and of the China and Cub Fund's shares.


Taiwan. The Taiwan Stock Exchange is owned by government-controlled enterprises and private banks and has only recently begun to allow direct foreign investment in listed Taiwan securities. Substantial restrictions on such investment remain, including limitations on the percentage of shares of a company that may be foreign-owned and prohibitions on foreign ownership of companies in certain industries.


Taiwan's economy is heavily dependent on exports. Any deterioration in Taiwan's relationships with its trading partners could adversely impact Taiwan's economy and the China and the Cub Fund's Taiwan investments. In particular, Taiwan has become increasingly dependent on direct and indirect trade with China and other Asian countries. Adverse economic or political developments in those countries could negatively impact the China and the Cub Fund's Taiwan investments.


Investments in Taiwan could be affected by Taiwan's political relationship with China. Uncertainty over the prospects for political reunification between the two countries could make the value of the China and the Cub Fund's Taiwan investments and of their shares particularly volatile and could negatively impact returns, especially if China threatens political or military action. Such reunification, if it were to occur, also could negatively impact the China and the Cub Fund's Taiwan investments.


General. Countries both within the Greater China Region and in other parts of Southeast Asia have, at times, experienced rapid economic growth. While these countries are expected to continue to grow economically over the long term, they can be expected to do so at varying rates and to experience periods of high inflation, economic recession and currency fluctuations along the way. Such periods may be associated with greater, and sometimes extreme, fluctuations in the value of investments in the Region, compared to investments in more developed economies. Further, events in one country may impact investments in other countries. Monetary, fiscal and other governmental policies adopted by the countries in and around the Region in response to such economic developments could exacerbate any such fluctuations.


Malaysia. On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operate to constrain severely or prohibit foreign investors from repatriating assets. As of the date of this prospectus, the Funds do not have any of their assets invested in Malaysian securities.


Foreign Investing Generally. In addition to the specific risks described above, investing in foreign securities has special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities, and, therefore, the value of each Fund's shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S.
Special risks associated with foreign securities include, among others, the possibility of unfavorable movements in currency exchange rates, difficulties in enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage or other restrictions on repatriation of capital), and political and economic instability. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs and may be subject to delays and disruptions in securities settlement procedures. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investing.


Emerging Markets. A portion of the Cub Fund's investments will consist of securities issued by companies located in countries whose economies, political systems or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures. Over the last several years, political, legal, economic and regulatory systems in the Tiger countries continue to lag behind those of more developed countries. Accordingly, the risks that restrictions on repatriation of the Cub Fund investments may be imposed unexpectedly or other limitations on the Cub Fund's ability to realize on its investments may be instituted are greater with respect to investments in the Tiger countries.


Each Fund may engage in the following investment techniques (unless otherwise indicated).




Small Companies. The Cub and the China Fund may invest in small companies (companies with equity market capitalizations of U.S. $1 billion or less(Cub
Fund) and companies with equity market capitalizations of U.S. $500 million or less(China Fund)). The smaller, less well-established companies in which these Funds may invest may offer greater opportunities for capital appreciation than larger, better-established companies, but may also involve certain special risks. Such companies often have limited product lines, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.




Foreign Currency Transactions. In connection with their investments in equity securities, the Funds may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions may be entered into (i) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Funds, or (ii) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Funds are denominated. The Funds will not attempt, nor would they be able, to eliminate all foreign currency risk. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Funds' obligations in entering into such transactions.


Futures Contracts and Options. Each Fund may purchase and sell foreign stock index futures contracts and options on such contracts. Such transactions may be entered into to gain exposure to a particular foreign equity market pending investment in individual securities or to hedge against market declines. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. A sale of a futures contract can be terminated in advance of the specified delivery date by subsequently purchasing a similar contract; a purchase of a futures contract can be terminated by a subsequent sale. Gain or loss on a contract generally is realized upon such termination. An option on a futures contract generally gives the option holder the right, but not the obligation, to purchase or sell the futures contract prior to the option's specified expiration date. If the option expires unexercised, the holder will lose any amount it paid to acquire the option. Transactions in futures and related options may not precisely achieve the goals of hedging or gaining market exposure to the extent there is an imperfect correlation between the price movements of the contracts and of the underlying securities. In addition, if the Advisor's stock market movement expectancies are inaccurate, the Funds may be worse off than if they had not hedged.


Temporary/Defensive Investments. Each of the Funds may invest temporarily available cash in U.S. dollar or foreign currency denominated demand deposits, certificates of deposit, bankers' acceptances, and high-quality, short-term debt securities, as well as in Treasury bills and repurchase agreements. Some or all of the Funds' assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and, constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of a Fund's net assets will be invested in repurchase agreements maturing in more than seven days and other illiquid assets.


Borrowing of Money. Each Fund may borrow money from banks, other affiliated funds and other entities, to the extent permitted by law, for temporary or emergency purposes up to 33 1/3% of its total assets.


Other. The Funds may not always achieve their investment objectives. The Funds' investment objectives and non-fundamental investment policies may be changed without shareholder approval. The Funds' fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Funds' outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUNDS MEASURE THEIR PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions. Other total returns differ from average annual total returns only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


Quotations from various publications may be included in sales literature and advertisements. Further information about performance is contained in the Funds' Annual Reports and in the section "Performance Measures" in the Statement of Additional Information. Both are provided free of charge by calling the Administrator at 1-800-426-3750. All performance information is historical and does not predict future results.


HOW THE FUNDS ARE MANAGED


The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.


Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds. Each of the Advisor, the Administrator, the Distributor and the Transfer Agent is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc., (Liberty Financial) which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and is a property and casualty insurer in the U.S.


The Advisor furnishes each Fund with investment management services. For these services, the Cub Fund and the China Fund pay the Advisor a monthly fee at an annual rate of 1.15% of their average daily net assets. The Japan Fund pays the Advisor a monthly fee at an annual rate of 0.95% of its average daily assets. Pursuant to a voluntary fee waiver in fiscal year 1998, the Cub Fund, Japan Fund and China Fund each paid the Advisor, respectively, 0.13%, 0.23% and 0.84% of each Fund's average daily net assets.


Robert B. Cameron, Senior Vice President of the Advisor and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), manages the Cub Fund and co-manages the China Fund. Prior to joining the Advisor in 1996, Mr. Cameron was a branch manager-equity sales at CS First Boston from 1995 to 1996 and a branch manager-equity sales at Swiss Bank Corp since 1993.


David Smith, Senior Vice President of the Advisor, manages the Japan Fund and has managed other funds or accounts on behalf of Newport Pacific, since 1994. Prior to this affiliation with Newport Pacific, Mr. Smith was Director of North Asian Strategies at Newport Pacific, an Executive Vice President at Carnegie Investor Services, and a Vice President at Global Strategies since 1993.


The China Fund's portfolio management team consists of three co-managers:
Thomas R. Tuttle, as lead portfolio manager, and Robert B. Cameron and Christopher Legallet.


Mr. Tuttle is Senior Vice President of the Advisor and of Newport Pacific. Mr. Tuttle has been affiliated with the Advisor since 1987 and with Newport Pacific since 1983.




Mr. Legallet is Senior Vice President of the Advisor. He has been affiliated with the Advisor since 1997. Prior to his affiliation with the Advisor, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong serving as lead manager for investment in Asia from 1992 to 1997.


See "Management of the Funds" in the Statement of Additional Information for more information.


The Administrator provides certain administrative services to each Fund, for which the Funds pay the Administrator a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets. The Administrator also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of the Funds' average net assets over $50 million.


The Transfer Agent provides transfer agency and shareholder services to each Fund for a monthly fee at the annual rate of 0.236% of each Funds' average daily net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.


The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Funds to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. The Advisor may use the services of AlphaTrade Inc., the Administrator's registered broker-dealer subsidiary, when buying or selling equity securities for the Funds' portfolios, pursuant to procedures adopted by the Trustees under Investment Company Act Rule 17e-1. Subject to seeking best execution, the Advisor may consider sales of shares of the Funds (and of certain other funds advised by the Advisor, the Administrator and their affiliates ) in selecting broker-dealers for portfolio security transactions.


YEAR 2000


The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. The Liberty Companies are taking steps that they believe are reasonably designed to address the year 2000 problem and are communicating with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their , software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.


HOW THE FUNDS VALUE THEIR SHARES


Per share net asset value is calculated by dividing the total net asset value attributable to Class Z shares by the number of Class Z shares outstanding. Shares of the Funds are generally valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. In certain countries, the Funds may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.


DISTRIBUTIONS AND TAXES


The Funds intend to qualify as "regulated investment companies" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain, at least annually.


Each Fund reinvests distributions in additional Class Z shares at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional Class Z shares at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.


Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES


Class Z shares are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which the Funds value their shares (or placed with the financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value. Certificates will not be issued for Class Z shares. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information.


Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


In June of any year, the Funds may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. The Funds may also deduct annual maintenance and processing fees
(payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.


Other Classes of Shares. In addition to Class Z shares, each Fund offers three other classes of shares, Classes A, B and C through a separate Prospectus.
Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


HOW TO SELL SHARES


Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds will delay sending proceeds for 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.


Contingent Redemption Fee. The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.


The contingent redemption fee is paid to the Funds to help offset transaction costs. The Funds use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange is compared with the earliest purchase date of shares held in the account.
If this holding period is five business days or less, the contingent redemption fee is assessed.


The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.


Selling Shares Directly To A Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:


                           Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                  1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which a Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


HOW TO EXCHANGE SHARES


Class Z shares of each Fund may be exchanged at net asset value for the Class A shares of any other mutual funds advised by the Advisor, the Administrator or their affiliates.  Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Funds will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Funds' investments in accordance with their investment objectives or otherwise harm the Funds or their remaining shareholders.


All exchanges within five business days after a purchase are subject to a 2.00% contingent redemption fee. See "How to Sell Shares - Contingent Redemption Fee."


TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Funds' shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. Eastern time and the time at which the Funds value their shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be done by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Funds at their toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Funds reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1980. The Cub Fund and the Japan Fund each commenced investment operations in 1996 and the China Fund commenced investment operations in 1997, each as a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

                 [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Advisor
Newport Fund Management, Inc.
580 California Street, Suite 1960
San Francisco, CA  94104


Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621


Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621






Custodian
The Chase Manhattan Bank
270 Park Avenue
New York, NY 10017-2070



Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611



Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110-2624


Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:

Printed in U.S.A.


November 30, 1998


NEWPORT TIGER
CUB FUND


NEWPORT JAPAN OPPORTUNITIES FUND


NEWPORT GREATER CHINA FUND

CLASS Z SHARES

PROSPECTUS


Newport Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines).


Newport Japan Opportunities Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.


Newport Greater China Fund seeks long-term growth of capital by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, The Greater China Region (i.e., Hong Kong, The People's Republic of China and Taiwan).


For more detailed information about the Funds, call the Administrator at 1-800-426-3750 for the November 30, 1998 Statement of Additional Information.


----------------------------- --------------------------

      NOT FDIC-INSURED        MAY LOSE VALUE
                              NO BANK GUARANTEE

----------------------------- --------------------------

                                COLONIAL TRUST II

                              Cross Reference Sheet

   Newport Tiger Cub Fund (formerly known as Colonial Newport Tiger Cub Fund)
                        Newport Japan Opportunities Fund
                           Newport Greater China Fund

Item Number of Form N-1A             Statement of Additional Information
                                     Location or Caption

Part B

   10.                               Cover Page

   11.                               Table of Contents

   12.                               Not Applicable

   13.                               Investment Objectives and Policies;
                                     Fundamental Investment Policies; Other
                                     Investment Policies; Miscellaneous
                                     Investment Practices

   14. Fund Charges and Expenses; Management of the Funds

   15.                               Fund Charges and Expenses

   16. Fund Charges and Expenses; Management of the Funds

   17. Fund Charges and Expenses; Management of the Funds

   18.                               Shareholder Meetings; Shareholder Liability

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase Programs/Investor
                                     Services; Programs for Reducing or
                                     Eliminating Sales Charge; How to Sell
                                     Shares; How to Exchange Shares

   20.                               Taxes
                                     Fund Charges and Expenses; Management of the Funds

   22.                               Fund Charges and Expenses; Investment
                                     Performance; Performance Measures

   23.                               Independent Accountants

                             NEWPORT TIGER CUB FUND
                        NEWPORT JAPAN OPPORTUNITIES FUND
                           NEWPORT GREATER CHINA FUND
                       Statement of Additional Information
                                November 30, 1998


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Newport Tiger Cub Fund, Newport Japan Opportunities Fund and Newport Greater China Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated November 30, 1998. This SAI should be read together with the Prospectus and each Fund's most recent Annual Report dated August 31, 1998. Investors may obtain a free copy of the Prospectus and Annual Reports from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.


Part 1 of this  SAI  contains  specific  information  about  the  Funds.  Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS

           Part 1                                                  Page

           Definitions                                              b
           Investment Objectives and Policies                       b
           Fundamental Investment Policies                          b
           Other Investment Policies                                c
           Fund Charges and Expenses                                c
           Investment Performance                                   l
           Custodian                                                m
           Independent Accountants                                  m
           Management of the Funds                                  m


           Part 2


           Miscellaneous Investment Practices                       1
           Taxes                                                   11
           Management of the Funds                                 13
           Determination of Net Asset Value                        19
           How to Buy Shares                                       20
           Special Purchase Programs/Investor Services             20
           Programs for Reducing or Eliminating Sales Charges      21
           How to Sell Shares                                      24
           Distributions                                           25
           How to Exchange Shares                                  26
           Suspension of Redemptions                               26
           Shareholder Liability                                   26
           Shareholder Meetings                                    26
           Performance Measures                                    27
           Appendix I                                              29
           Appendix II                                             34





JO-16/305G-1198

                                     Part 1
                             NEWPORT TIGER CUB FUND
                        NEWPORT JAPAN OPPORTUNITIES FUND
                           NEWPORT GREATER CHINA FUND
                       Statement of Additional Information
                                November 30, 1998


DEFINITIONS

"Trust"                 Colonial Trust II
"Cub Fund"              Newport Tiger Cub Fund
"Japan Fund"            Newport Japan Opportunities Fund
"China Fund"            Newport Greater China Fund
"Advisor"               Newport Fund Management, Inc., the Funds' investment
                        advisor
"Administrator"         Colonial Management Associates, Inc., the Funds'
                        administrator
"LFDI"                  Liberty Funds Distributor, Inc., the Funds' distributor
"LFSI"                  Liberty Funds Service, Inc., the Funds' shareholder
                        services and transfer agent


INVESTMENT OBJECTIVE AND POLICIES

The Funds' Prospectus describes the Funds' investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:


         Small Companies (Cub Fund and China Fund)
         Foreign Securities
         Repurchase Agreements
         Foreign Currency Transactions
         Futures Contracts and Related Options


Except as indicated under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval. Effective June 30, 1998, the Cub Fund changed its name from Colonial Newport Tiger Cub Fund to its current name. Effective December 3, 1997, the Japan Fund changed its name from Colonial Newport Japan Fund to its current name.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of each Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.


Each Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements;
6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer (Cub Fund and Japan Fund); and
7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 50% of total assets, purchase any security (other obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer (China Fund).


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3. Invest up to 15% of its net assets in illiquid assets.


Notwithstanding the investment policies and restrictions of the Funds, the Funds may invest all or a portion of their investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Funds.




FUND CHARGES AND EXPENSES

Under the China Fund's and Cub Fund's management agreements, each Fund pays the Advisor a monthly fee based on the average daily net assets of each Fund at the annual rate of 1.15%.


Under the Japan Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.95%


Under each Fund's administration agreement, each Fund pays the Administrator a monthly fee at the annual rate of 0.25% of its respective average daily net assets and a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of each Fund's average daily net assets over $50 million:

                          0.035% on the next $950 million
                          0.025% on the next $1 billion
                          0.015% on the next $1 billion
                          0.001% on the excess over $3 billion

Under the Funds' transfer agency and shareholder servicing agreement, each Fund pays LFSI a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.




Recent Fees paid to the Advisor, Administrator, LFDI and LFSI (dollars in thousands)


                                     Cub Fund
                                                                                                Period June 3, 1996
                                                                                            (commencement of investment
                                                        Year ended August 31                        operations)
                                                   1998                   1997                through August 31, 1996
Management fee                                     $163                   $184                          $15
Administration fee                                   34                     40                            3
Bookkeeping fee                                      27                     27                            7
Shareholder  services and transfer  agent            48                     51                            3
fee
12b-1 fees:
     Service fee (Classes A, B and C)                 34                    37                            2
     Distribution fee (Class B)                       43                    46                            3
     Distribution fee (Class C)                        7                    10                            1
     Fees or expenses waived or borne by
        the Advisor/Administrator                  (137)                  (198)                         (67)



                                                                               Japan Fund

                                                                                                Period June 3, 1996
                                                                                            (commencement of investment
                                                        Year ended August 31                        operations)
                                                   1998                   1997                through August 31, 1996
Management fee                                     $138                   $80                            $7
Administration fee                                   36                     21                            2
Bookkeeping fee                                      27                     27                            7
Shareholder  services and transfer  agent            44                     25                            2
fee
12b-1 fees:
     Service fee (Classes A, B and C)                32                     18                          (a)
     Distribution fee (Class B)                      48                     26                            1
     Distribution fee (Class C)                      19                     11                            1
     Fees or expenses waived or borne by
        the Advisor/Administrator                 (104)                  (151)                          (65)



                                                                                     China Fund
                                                                                        Period May 16, 1997
                                              Year ended August 31               (effective date of registration)
                                                 1998                            through August 31, 1997
Management fee                                        $842                                     $154
Administration fee                                      183                                       32
Bookkeeping fee                                          36                                       10
Shareholder  services and transfer  agent               245                                       35
fee
12b-1 fees:
     Service fee (Classes A, B and C)                  183                                        26
     Distribution fee (Class B)                          16                                        1
     Distribution fee (Class C)                           5
     Fees or expenses waived or borne by
        the Advisor/Administrator                     (231)                                    (72)

(a)   Rounds to less than one.



Brokerage Commissions (dollars in thousands)


                                                         Cub Fund

                                                                                                   Period June 3, 1996
                                                                                               (commencement of investment
                                                        Year ended August 31                           operations)
                                                    1998                    1997                 through August 31, 1996
Total commissions                                    $98                     $214                          $27
Directed transactions(b)                               0                        0                            0
Commissions on directed transactions                   0                        0                            0



                                                                                                Japan Fund

                                                                                                   Period June 3, 1996
                                                                                               (commencement of investment
                                                        Year ended August 31                           operations)
                                                    1998                    1997                 through August 31, 1996
Total commissions                                   $22                     $57                            $18
Directed transactions(b)                              0                       0                              0
Commissions on directed transactions                  0                       0                              0



                                                                     China Fund

                                                                             Period May 16, 1997
                                               Year ended August 31          (effective date of
                                                                                registration)
                                                       1998                Through August 31, 1997
Total commissions                                       $417                       $543
Directed transactions(b)                                   0                          0
Commissions on directed transactions                       0                          0

(b)   See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.




Trustees and Trustees' Fees


For the fiscal year ended August 31, 1998 and the calendar year ended December 31, 1997, the Trustees received the following compensation for serving as Trustees (c):


                                                                                                            Total Compensation
                                                                                                              From Trust and Fund
                           Aggregate Compensation            Aggregate                    Aggregate           Complex Paid To The
                           From Cub Fund For Year     Compensation From Japan      Compensation From China      Trustees For The
                            Ended August 31,1998        Fund For Year Ended         Fund For Year Ended       Calendar Year Ended
Trustee                                                   August 31, 1998              August 31, 1998        December 31, 1997(d)
-------                                                   ---------------              ---------------        --------------------
Robert J. Birnbaum                   $819                       $817                         $673                    $93,949
Tom Bleasdale                         911(e)                     908(f)                       733(g)                  106,432(h)
John Carberry(p)                      ---                        ---                          ---                      ---
Lora S. Collins                       802                        800                          651                     93,949
James E. Grinnell                     821(i)                     839(i)                       700(j)                  94,698(k)
William D. Ireland,                   537                        533                          315                    101,445
Jr.(q)
Richard W. Lowry                      810                        807                          660                     94,698
Salvatore Macera(p)                   ---                        ---                          ---                     ---
William E. Mayer                      838                        837                          708                     89,949
James L. Moody, Jr.                   864(l)                     863(m)                       727(n)                  98,447(o)
John J. Neuhauser                     863                        862                          726                     99,945
George L. Shinn(q)                    510                        505                          305                    103,443
Thomas E. Stitzel(p)                  ---                        ---                          ---                      ---
Robert L. Sullivan                    890                        888                          722                     99,945
Anne-Lee Verville(p)                  ---                        ---                          ---                      ---
Sinclair Weeks, Jr.(q)                529                        525                          282                    101,445


(c) The Fund does not currently  provide  pension or retirement plan benefits to the Trustees.
(d)     At December 31, 1997, the Colonial Funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.
(e)     Includes $474 payable in later years as deferred compensation.
(f)     Includes $472 payable in later years as deferred compensation.
(g)     Includes $354 payable in later years as deferred compensation.
(h)     Includes $57,454 payable in later years as deferred compensation.
(i)     Includes $30 payable in later years as deferred compensation.
(j)     Includes $10 payable in later years as deferred compensation.
(k)     Includes $4,797 payable in later years as deferred compensation.
(l)     Total compensation of $864 payable in later years as deferred compensation.
(m)     Includes $796 payable in later years as deferred compensation.
(n)     Total compensation of $727 payable in later years as deferred compensation.
(o)     Total compensation of $98,447 will be payable in later years as deferred compensation.
(p)     Elected by shareholders of the Trust on October 30, 1998.
(q)     Retired as Trustee of the Trust effective April 24, 1998.




The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1997:


                             Total Compensation From Liberty
                               Funds For The Calendar Year
Trustee                        Ended December 31, 1997 (r)

Robert J. Birnbaum                        $26,800
James E. Grinnell                          26,800
Richard W. Lowry                           26,800


(r)     The  Liberty  Funds are  advised by  Liberty  Asset  Management  Company
        (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial) (an intermediate parent of the Advisor and the Administrator).


The following table sets forth the compensation paid to Messrs. Macera and Stitzel in their capacities as Trustees of Liberty Variable Investment Trust
(LVIT), which offers nine funds: Colonial Growth and Income Fund, Variable Series; Stein Roe Global Utilities Fund, Variable Series; Colonial International Fund for Growth, Variable Series; Colonial U.S. Stock Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Newport Tiger Fund, Variable Series; Liberty All-Star Equity Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; and Colonial High Yield Securities Fund, Variable Series, for serving during the fiscal year ended December 31, 1997:



                                                                                     Total Compensation From the LVIT and
                                                                                     Investment Companies which are Series
Trustee                                        Aggregate 1997 Compensation(s)                 of LVIT in 1997(t)
-------                                        ------------------------------                   ----------------
Salvatore Macera                                        $12,500                                   $33,500
Thomas E. Stitzel                                        12,500                                    33,500

(s)    Consists of Trustee fees in the amount of (i) a $5,000  annual  retainer,
       (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(t)    Includes  Trustee  fees paid by LVIT and by Stein Roe  Variable  Investment
Trust.



Ownership of the Funds
At November 6, 1998 the officers and Trustees of the Trust as a group owned less than 1% of the shares of the Funds. At November 7, 1998, the following shareholders of record owned more than 5% of a class of the Funds' outstanding shares:


Cub Fund

Class A

Merrill Lynch Pierce Fenner & Smith, Inc.                                  9.38%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 2nd Fl.
Jacksonville, Florida 32246


Class B

Merrill Lynch Pierce Fenner & Smith, Inc.                                 12.16%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 2nd Fl.
Jacksonville, Florida 32246


Class C



Merrill Lynch Pierce Fenner & Smith, Inc.                                 17.70%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 2nd Fl.
Jacksonville, Florida 32246


Class Z

BankBoston NA Cust                                                         6.83%
Lindsay Cook IRA
48 Arapahoe Road
Newton, Massachusetts 02165


BankBoston NA Cust                                                         7.93%
Cynthia A. Clark Rollover IRA
40 Nahanton Avenue
Milton, Massachusetts 02186



Thomas R & Sylvia Tuttle                                                  10.48%
c/o Newport Pacific Management
580 California Street
San Francisco, California 94104


Gretchen C. Keleher                                                        6.53%
3045 Corrales Road
Corrales, New Mexico 87048


BankBoston NA Cust                                                        16.90%
Robert B. Cameron Rollover IRA
6 Robertson Terrace
Mill Valley, California 94941


Peter D. Keleher                                                           6.49%
3945 Corrales Road
Corrales, New Mexico 87048







Japan Fund

Class A

Merrill Lynch Pierce Fenner & Smith for the Sole
Benefit of its Customers                                                   6.87%
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida  32246


Liberty Financial Companies, Inc.                                          6.42%
Attn.:  Michael Santilli
600 Atlantic Avenue
Boston, Massachusetts 02110


Charles Schwab & Co. Inc.                                                 11.29%
Attn.:  Mutual Fund Department
101 Montgomery Street
San Francisco, California 94104


Class B

Merrill Lynch Pierce Fenner & Smith for the Sole
Benefit of its Customers                                                  25.73%
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida 32246


Class C

Liberty Financial Companies, Inc.                                         12.18%
Attn.:  Michael Santilli
600 Atlantic Avenue
Boston, Massachusetts 02110


Merrill Lynch Pierce Fenner & Smith for the Sole
Benefit of its Customers                                                  23.85%
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida 32246


Class Z

Liberty Financial Companies, Inc.                                         79.80%
Attn.:  Michael Santilli
600 Atlantic Avenue
Boston, Massachusetts 02110


Harold W. Cogger                                                           5.77%
P.O. Box 418
Hamilton, Massachusetts 01936


Thomas C. Theobald                                                         9.20%
222 West Adams Street, Suite 3300
Chicago, Illinois 60606


China Fund

Class A

Merrill Lynch Pierce Fenner & Smith                                       22.84%
For the Sole Benefit of its Customers
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida 32246


Class B

Merrill Lynch Pierce Fenner & Smith                                       31.59%
For the Sole Benefit of its Customers
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida 32246


Class C

Colonial Management Associates, Inc.                                      10.30%
Attn.: Phil Iudice
One Financial Center, 13th Floor
Boston, Massachusetts 02111-2621


Merrill Lynch Pierce Fenner & Smith                                       33.69%
For the Sole Benefit of its Customers
Attn.:  Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, Florida 32246


Class Z

Colonial Management Associates, Inc.                                      95.42%
Attn.:  Phil Iudice
One Financial Center, 13th Floor
Boston, Massachusetts 02111-2621


At October 31, 1998,  there were the following  number of record holders of each
Fund:
                              Class A Shares           Class B Shares          Class C Shares           Class Z Shares
Cub Fund                           1035                     915                      131                      27
Japan Fund                          367                     567                      124                      17
China Fund                         7832                     221                      70                        3

Sales Charges (dollars in thousands)


                                                                                     Cub Fund
                                                                                  Class A Shares

                                                                                                Period June 3, 1996
                                                          Year ended August 31,       (commencement of investment operations)
                                                          1998            1997                through August 31, 1996
                                                          ----            ----                -----------------------
Aggregate initial sales charges on Fund share sales        $66             $180                          $94
Initial sales charges retained by LFDI                      11             $ 26                          $81
Aggregate contingent deferred sales charge
(CDSC)                                                       1             -----                        -----
   (Class A)



                                                                                  Class B Shares

                                                                                                Period June 3, 1996
                                                          Year ended August 31,       (commencement of investment operations)
                                                          1998            1997                through August 31, 1996
Aggregate CDSC on Fund redemptions
   retained by LFDI                                       $37              $14                           $1




                                                                                  Class C Shares

                                                                                                Period June 3, 1996
                                                                                      (commencement of investment operations)
                                                          Year ended August 31,               through August 31, 1996
                                                          ---------------------               -----------------------
                                                          1998            1997
Aggregate CDSC on Fund redemptions
   retained by LFDI                                        $5              $2                            $0



                                                                                   Japan Fund
                                                                                 Class A Shares
                                                                                                Period June 3, 1996
                                                                                      (commencement of investment operations)
                                                        Year ended August 31,                 through August 31, 1996
                                                        ---------------------                 -----------------------
                                                        1998              1997
Aggregate  initial  sales  charges on Fund share         $58               $64                          $24
sales
Initial sales charges retained by LFDI                     9                10                            3
Aggregate CDSC (Class A)                                   0                 0                            0


                                                                                 Class B Shares
                                                                                                Period June 3, 1996
                                                                                      (commencement of investment operations)
                                                         Year ended August 31                 through August 31, 1996
                                                         --------------------                 -----------------------
                                                        1998              1997
Aggregate CDSC on Fund redemptions retained by
LFDI                                                     $62               $14                          (u)




                                                                                 Class C Shares
                                                                                                Period June 3, 1996
                                                                                      (commencement of investment operations)
                                                         Year ended August 31                 through August 31, 1996
                                                         --------------------                 -----------------------
                                                        1998              1997
Aggregate CDSC on Fund redemptions retained by
    LFDI                                                 $14               $0                            $0




                                                                                   China Fund
                                                                                 Class A Shares
                                                                                                Period May 16, 1997
                                                              Year ended                 (effective date of registration)
                                                           August 31, 1998                    through August 31, 1997
Aggregate initial sales charges on Fund share                    $228                                    $0
sales
Initial sales charges retained by LFDI                             35                                     0
Aggregate CDSC on Fund redemptions                                207                                    21



                                                                                 Class B Shares
                                                                                                Period May 16, 1997
                                                              Year ended                 (effective date of registration)
                                                           August 31, 1998                    through August 31, 1997
Aggregate CDSC on Fund redemptions                               $11                                     $0



                                                                                 Class C Shares
                                                                                                Period May 16, 1997
                                                              Year ended                 (effective date of registration)
                                                           August 31, 1998                    through August 31, 1997
Aggregate CDSC on Fund redemptions                                $7                                     $0

(u) Rounds to less than one.


Contingent Redemption Fees

                                                                                    Cub Fund
                                                      Class A Shares     Class B Shares    Class C Shares    Class Z Shares
Contingent Redemption Fees charged on Fund share
   redemptions retained by the Fund                         $17               $12              $2,169               $0

                                                                                    Japan Fund
                                                      Class A Shares     Class B Shares    Class C Shares     Class Z Shares
Contingent Redemption Fees charged on Fund share
   redemptions retained by the Fund                        $121               $86              $5,926               $0

                                                                                    China Fund
                                                      Class A Shares     Class B Shares    Class C Shares     Class Z Shares
Contingent Redemption Fees charged on Fund share
   redemptions retained by the Fund                       $2,732              $198             $6,869               $0




12b-1 Plans, CDSC and Conversion of Shares
Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) for each Fund pursuant to Rule 12b-1 under the Act. Under each Fund's Plan, each Fund pays LFDI monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares. The Fund also pays LFDI monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFDI's expenses, LFDI may realize a profit from the fees. The Plan authorizes any other payments by the Funds to LFDI and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund's shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of each Funds' assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Funds' shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus. All classes of shares of the Funds are subject to a 2.00% contingent redemption fee, as described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to the distribution fee.

Sales-related expenses (dollars in thousands) of LFDI relating to the Funds for the fiscal year ended August 31, 1998, were:


                                                                             Cub Fund
                                                       Class A Shares    Class B Shares     Class C Shares
Fees to FSFs                                                $ 8                $79                $12
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  17                 7                  5
Allocated    travel,    entertainment    and   other
promotional
  expenses (including advertising)                           17                 6                  4



                                                                            Japan Fund
                                                       Class A Shares    Class B Shares     Class C Shares
Fees to FSFs                                                 $4               $133                $21
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  11                16                  7
Allocated    travel,    entertainment    and   other
promotional
  expenses (including advertising)                           11                11                  7


                                                                            China Fund
                                                        Class A Shares    Class B Shares    Class C Shares
Fees to FSFs                                                 $15                $67               $12
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  721                23                10
Allocated    travel,    entertainment    and   other
promotional
  expenses (including advertising)                            27                  6                 4


INVESTMENT PERFORMANCE



Each Fund's average annual total returns at August 31, 1998 were:

                                                                    Cub Fund
                                                                 Class A Shares
                                                                             Period June 3, 1996
                                                                   (commencement of investment operations)
                                             1 year                        Through August 31, 1998
With sales charge of 5.75%(v)               (59.61)%                               (35.95)%
Without sales charge(v)                     (57.14)%                               (34.24)%



                                                                 Class B Shares
                                                                             Period June 3, 1996
                                                                   (commencement of investment operations)
                                             1 year                        Through August 31, 1998
With applicable CDSC(v)                     (59.66)%                               (35.64)%
Without CDSC(v)                             (57.54)%                               (34.77)%



                                                                 Class C Shares
                                                                             Period June 3, 1996
                                                                   (commencement of investment operations)
                                             1 year                        Through August 31, 1998
With applicable CDSC(v)                     (57.96)%                               (34.77)%
Without CDSC(v)                             (57.54)%                               (34.77)%





                                                                 Class Z Shares
                                                                             Period June 3, 1996
                                                                   (commencement of investment operations)
                                             1 year                        through August 31, 1998
                                            (57.06)%                               (34.09)%





                                                                   Japan Fund
                                                                 Class A Shares
                                                                               Period June 3, 1996
                                                                     (commencement of investment operations)
                                              1 Year                         through August 31, 1998
With sales charge of 5.75%(v)                (18.59)%                                (8.55)%
Without sales charge(v)                      (13.62)%                                (6.10)%




                                                                 Class B Shares
                                                                               Period June 3, 1996
                                                                     (commencement of investment operations)
                                              1 Year                         through August 31, 1998
With applicable CDSC(v)                      (18.44)%                                (8.03)%
Without CDSC(v)                              (14.16)%                                (6.78)%




                                                                 Class C Shares
                                                                               Period June 3, 199
                                                                     (commencement of investment operations)
                                              1 Year                         through August 31, 1998
With applicable CDSC(v)                      (15.03)%                                (6.83)%
Without CDSC(v)                              (14.18)%                                (6.83)%







                                                                 Class Z Shares
                                                                               Period June 3, 1996
                                                                     (commencement of investment operations)
                                              1 Year                         through August 31, 1998
                                             (13.30)%                                (5.86)%




                                                                   China Fund
                                                                 Class A Shares
                                                                               Period May 16, 1997
                                                                     (commencement of investment operations)
                                              1 Year                         through August 31, 1998
With sales charge of 5.75%(v)                (66.46)%                               (45.99)%
Without sales charge(v)                      (64.42)%                               (43.46)%




                                                                 Class B Shares
                                                                               Period May 16, 1997
                                                                     (commencement of investment operations)
                                                                             through August 31, 1998
With 5.00% CDSC(v)                           (66.13)%                               (45.21)%
Without CDSC(v)                              (64.36)%                               (43.46)%




                                                                 Class C Shares
                                                                               Period May 16, 1997
                                                                     (commencement of investment operations)
                                                                             through August 31, 1998
With 1.00% CDSC(v)                           (64.82)%                               (43.60)%
Without CDSC(v)                              (64.46)%                               (43.60)%




                                                                 Class Z Shares
                                                                               Period May 16, 1997
                                                                     (commencement of investment operations)
                                                                             through August 31, 1998
                                             (64.19)%                               (43.17)%





(v) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.



See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

The Funds' custodian is The Chase Manhattan Bank. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting each Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the Funds' independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing


The financial statements and report of Independent Accountants appearing in each Fund's August 31, 1998 Annual Report are incorporated in this SAI by reference.


MANAGEMENT OF THE FUNDS
The Advisor is the investment advisor to each of the Funds. The Advisor is a direct majorty-owned subsidiary of Newport Pacific Management, Inc. (Newport Pacific), 580 California Street, San Francisco, CA 94104. Newport Pacific is a direct wholly-owned subsidiary of Liberty Newport Holdings, Limited (Liberty Newport), which in turn is a direct wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority owned subsidiary of Liberty Corporate Holdings, Inc., (LCH) which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.



Officers of the Funds (in addition to those listed in Part 2 of this SAI).
Name                             Age        Position with Fund         Principal Occupation During Past Five Years

Robert B. Cameron(x)             44         Vice President             Senior Vice President of the Advisor and Newport
                                                                       Pacific since 1996 (formerly branch manager -
                                                                       equity sales at CS First Boston and Swiss Bank
                                                                       Corp.)
Lynda Couch(x)                   55         Vice President             Senior Vice President of the Advisor and Newport
                                                                       Pacific since 1996 (formerly Vice President of
                                                                       the Advisor and Newport Pacific and Vice
                                                                       President - Research at Global Strategies and at
                                                                       Smith Bellingham International, Inc.)
John M. Mussey(x)                56         Vice President             President of the Advisor and President and
                                                                       Director of Newport Pacific
David Smith(x)                   57         Vice President             Senior Vice President of the Advisor since 1996
                                                                       (formerly Director of North Asian Strategies at
                                                                       Newport Pacific, Executive Vice President at
                                                                       Carnegie Investor Services and a Vice President
                                                                       at Global Strategies)
Thomas R. Tuttle(x)              56         Vice President             Senior Vice President of the Advisor and Newport
                                                                       Pacific, respectively


The other officers and the trustees of the Funds are described under "Management of the Funds" in Part 2 of this SAI.


(x) The business address of each officer is 580 California Street, Suite 1960, San Francisco, CA 94104.

                         STATEMENT OF ADDITIONAL INFORMATION

                                      PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.


Lower Rated Debt Securities
Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,


1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;


2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;


3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and


4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.


In addition, certain lower rated debt securities may not pay interest in cash on a current basis.


Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.


Zero Coupon Securities (Zeros)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.


Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.



Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.


Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


Mortgage-Backed Securities
Mortgage-backed  securities,  including  "collateralized  mortgage  obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.


Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.


Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.


When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.


The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.


If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.


Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.


Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.


There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.


Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.


Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.


Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.


Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. AdvisorTAXES In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.


Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.


Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of net capital gains will be treated in the hands of shareholders as derived from net gains from assets held for more than one year. Effective January 1, 1998, the IRS Restructuring and Reform Act eliminated the eighteen-month holding period that was required to take advantage of the preferable rate for long-term gains. In general, any distributions of net capital gains from securities sold after December 31, 1997 will be eligible for the preferred rate (generally 20%).


Distributions of net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. Distributions will be taxed as described above whether received in cash or in fund shares.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held. The 1997 Act subjected long term capital gains to a maximum tax rate of either 28% or 20% depending on the holding period in the portfolio assets generating the gain. Effective for any assets disposed of after December 31, 1997, the IRS Restructuring and Reform Act has eliminated the 28% tax rate on long term gains. Any gains from assets disposed of after that date and held for more than one year will be taxed at the maximum rate of 20%. A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months, and if the sale, exchange or redemption occurred on or after January 1, 1998.. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).


Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.


Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.


Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.


MANAGEMENT OF THE FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Advisor" refers to Colonial Management Associates, Inc.) The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of The
Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct majority-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of majority-owned LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the funds)

                                         Position with
Name and Address                Age          Fund           Principal Occupation  During Past Five Years
----------------                ---      --------------     --------------------------------------------

Robert J. Birnbaum              70       Trustee            Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                            Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                         New York Stock Exchange from May, 1985 to June, 1988,
                                                            President, American Stock Exchange, Inc. from 1977 to
                                                            May, 1985).


Tom Bleasdale                   68       Trustee            Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                             Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995.


John V. Carberry *              51       Trustee            Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                           Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                  (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                 62       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                              Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell               68       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945



Richard W. Lowry                62       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963


Salvatore Macera                67       Trustee            Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                         Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                      Industries, Inc. (electronics)).


William E. Mayer*               58       Trustee            Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                  of Business and Management, University of Maryland from
New York, NY 10022                                          October, 1992 to November, 1996; Dean, Simon Graduate
                                                            School of Business, University of Rochester from October,
                                                            1991 to July, 1992).


James L. Moody, Jr.             66       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                        Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                    Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).


John J. Neuhauser               55       Trustee            Dean, Boston College School of Management since
140 Commonwealth Avenue                                     September, 1977.
Chestnut Hill, MA 02167



Thomas E. Stitzel               58       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                      University (higher education); Business consultant and
Boise, ID  83706                                            author.


Robert L. Sullivan              70       Trustee            Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue
Siaconset, MA 02564


Anne-Lee Verville               51       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                      Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                        Solutions Division from 1991 to 1994, IBM Corporation
                                                            (global education and global applications).



Stephen E. Gibson               45       President          President of the Funds since June, 1998 is Chairman of
                                                            the Board since July, 1998, Chief Executive Officer and
                                                            President since December 1996 and Director, since July
                                                            1996 of the Advisor (formerly Executive Vice President
                                                            from July, 1996 to December, 1996); Director, Chief
                                                            Executive Officer and President of TCG since December,
                                                            1996; Assistant Chairman of Stein Roe & Farnham
                                                            Incorporated (SR&F) since August, 1998 (formerly
                                                            Managing Director of Marketing of Putnam Investments,
                                                            June, 1992 to July, 1996.)


J. Kevin Connaughton            34       Controller and     Controller and Chief Accounting Officer of Funds since
                                         Chief Accounting   February, 1998, Vice President of the Advisor since
                                         Officer            February, 1998 (formerly Senior Tax Manager, Coopers &

                                                            Lybrand,  LLP  from  April,  1996  to  January,  1998;  Vice
                                                            President,  440  Financial  Group/First  Data  Investor
                                                            Services  Group from March ,1994 to April,  1996;  Vice
                                                            President,  The Boston  Company  (subsidiary  of Mellon
                                                            Bank) from  December,  1993 to March,  1994;  Assistant
                                                            Vice President and Tax Manager, The Boston Company from
                                                            March, 1992 to December, 1993).


Timothy J. Jacoby               45       Treasurer and      Treasurer and Chief Financial Officer of Funds since
                                         Chief Financial    October, 1996 (formerly Controller and Chief Accounting
                                         Officer            Officer from October, 1997 to February, 1998), is
                                                            Senior Vice President of the Advisor since September,  1996;
                                                            Senior  Vice  President  of  SR&F  since  August,  1998
                                                            (formerly  Senior Vice President,  Fidelity  Accounting
                                                            and Custody Services from September, 1993 to September,
                                                            1996 and Assistant  Treasurer to the Fidelity  Group of
                                                            Funds from August, 1990 to September, 1993).


Nancy L. Conlin                 45       Secretary          Secretary of the Funds since April, 1998 (formerly
                                                            Assistant Secretary from July, 1994 to April, 1998), is
                                                            Director, Senior Vice President, General Counsel, Clerk
                                                            and Secretary of the Advisor since April, 1998
                                                            (formerly Vice President, Counsel, Assistant Secretary
                                                            and Assistant Clerk from July, 1994 to April, 1998),
                                                            Vice President - Legal, General Counsel and Clerk of
                                                            TCG since April, 1998 (formerly Assistant Clerk from
                                                            July, 1994 to April, 1998)


Davey S. Scoon                  51       Vice President     Vice President of the Funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Advisor (formerly Senior Vice
                                                            President and Treasurer of the Advisor from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995); Executive Vice
                                                            President of SR&F since August, 1998.
                                                            Advisor
                                                            Advisor

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


The Management Agreement (this section does not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund or Newport Asia Pacific Fund)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The
Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.


The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.


Administration  Agreement  (this section  applies only to Colonial
Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund and their respective Trusts).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:


            (a)       providing office space, equipment and clerical personnel;


            (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;


            (c)       preparing  and,  if   applicable,   filing  all  documents
                      required for compliance by each fund with applicable laws and regulations;


            (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


            (e) coordinating and overseeing the activities of each fund's other third-party service providers; and


            (f)       maintaining certain books and records of each fund.


With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:


            (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and


            (h)       Monitoring the investments and operations of the following
                      Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested;


                      SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested; and LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan
Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                                    1/12 of 0.000%  of the  first  $50  million;
                                    1/12 of 0.035%  of the next  $950  million;
                                    1/12 of 0.025% of the next $1 billion;
                                    1/12 of 0.015% of the next $1  billion;
                                    and 1/12 of 0.001% on the excess over
                                    $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.


Stein Roe & Farnham Incorporated, the investment advisor of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Advisor of Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund follows the same procedures as those set forth under "Brokerage and research services."


Investment decisions. The Advisor acts as investment advisor to each of the Funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund, each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial Utilities Fund, a series of Colonial Trust IV, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.


The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Securities transactions of the fFnds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.


The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.


The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of AlphaTrade Inc. (ATI), its registered broker-dealer subsidiary, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.


Principal Underwriter

LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.


Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFSI or generally by 6 months' notice by LFSI to the fund. The agreement limits the liability of LFSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund - "Advisor" in these two paragraphs refers to each fund's Advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.


The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.


Amortized Cost for Money Market Funds (this section currently does not apply to Colonial Money Market funds, - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of and Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the und and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.


Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.


Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.


Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:


1.          the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).


LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.


If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.


Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.


Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Select Value Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFSI will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan               Share Certificates

Sponsored Arrangements                   Exchange Privilege

$50,000 Fast Cash                        Colonial Cash Connection

Right of Accumulation                    Automatic Dividend Diversification

Telephone Redemption                     Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.


The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFDI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.


Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.


Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B and
C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI Advisor, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.


6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.


FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.


Systematic Withdrawal Plan. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All Fund shareholders and/or their FSFs advisor (except for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs advisor will be required to provide their name, address and account number. FSFs advisor will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


Checkwriting (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. AdvisorLFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.


By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.


Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.


SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).


Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.


Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.


Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.


The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson


All data are based on past performance and do not predict future results.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.


From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS

                       STANDARD & POOR'S CORPORATION (S&P)


The following descriptions are applicable to municipal bond funds:


AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.


A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.


BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.


BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.


B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.


CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


CI rating is reserved for income bonds on which no interest is being paid.


D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.





Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC bonds are currently highly vulnerable to nonpayment.


C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.


D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.


Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE


Investment Grade Bond Ratings


AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.


AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.


A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.


BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.


Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.


Speculative-Grade Bond Ratings


BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.


B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.


C bonds are in imminent default in payment of interest or principal.


DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.


AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.


BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.


B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                        39
                                   APPENDIX II

                                                              1997

SOURCE                                                      CATEGORY                                             RETURN (%)


Donoghue                                                    Tax-Free Funds                                             4.93
Donoghue                                                    U.S. Treasury Funds                                        4.65
Dow Jones & Company                                         Industrial Index                                          24.87
Morgan Stanley                                              Capital International EAFE Index                           1.78
Morgan Stanley                                              Capital International EAFE GDP Index                       5.77
Libor                                                       Six-month Libor                                             N/A
Lipper                                                      Short U.S. Government Funds                                5.82
Lipper                                                      California Municipal Bond Funds                            9.15
Lipper                                                      Connecticut Municipal Bond Funds                           8.53
Lipper                                                      Closed End Bond Funds                                     12.01
Lipper                                                      Florida Municipal Bond Funds                               8.53
Lipper                                                      General Municipal Bonds                                    9.11
Lipper                                                      Global Funds                                              13.04
Lipper                                                      Growth Funds                                              25.30
Lipper                                                      Growth & Income Funds                                     27.14
Lipper                                                      High Current Yield Bond Funds                             12.96
Lipper                                                      High Yield Municipal Bond Debt                            10.11
Lipper                                                      Fixed Income Funds                                         8.67
Lipper                                                      Insured Municipal Bond Average                             8.39
Lipper                                                      Intermediate Muni Bonds                                    7.16
Lipper                                                      Intermediate (5-10) U.S. Government Funds                  8.08
Lipper                                                      Massachusetts Municipal Bond Funds                         8.64
Lipper                                                      Michigan Municipal Bond Funds                              8.50
Lipper                                                      Mid Cap Funds                                             19.76
Lipper                                                      Minnesota Municipal Bond Funds                             8.15
Lipper                                                      U.S. Government Money Market Funds                         4.90
Lipper                                                      New York Municipal Bond Funds                              8.99
Lipper                                                      North Carolina Municipal Bond Funds                        8.84
Lipper                                                      Ohio Municipal Bond Funds                                  8.16
Lipper                                                      Small Cap Funds                                           20.75
Lipper                                                      General U.S. Government Funds                              8.84
Lipper                                                      Pacific Region Funds-Ex-Japan                            (35.52)
Lipper                                                      International Funds                                        5.44
Lipper                                                      Balanced Funds                                            19.00
Lipper                                                      Tax-Exempt Money Market                                    3.08
Lipper                                                      Multi-Sector                                               8.77
Lipper                                                      Corporate Debt BBB                                        10.08
Lipper                                                      High Yield Municipal - Closed Ends                         9.66
Lipper                                                      High Current Yield - Closed Ends                          14.31
Lipper                                                      General Municipal Debt - Closed Ends                      10.26
Lipper                                                      Intermediate Investment Grade Debt                         8.57
Lipper                                                      Utilities                                                 26.01
Lipper                                                      Japan                                                    (14.07)
Lipper                                                      China                                                    (22.92)
Shearson Lehman                                             Composite Government Index                                 9.59
Shearson Lehman                                             Government/Corporate Index                                 9.76
Shearson Lehman                                             Long-term Government Index                                 9.58
Shearson Lehman                                             Municipal Bond Index                                       9.19
Shearson Lehman                                             U.S. Government 1-3                                        6.65
S&P                                                         S&P 500 Index                                             33.35
S&P                                                         Utility Index                                             24.65
S&P                                                         Barra Growth                                              36.38
S&P                                                         Barra Value                                               29.99
S&P                                                         Midcap 400                                                19.00
First Boston                                                High Yield Index                                          12.63






SOURCE                                                      CATEGORY                                             RETURN (%)


Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                 11.20
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                  12.54
Swiss Bank                                                  10 Year France (Corporate Bond)                          (4.79)
Swiss Bank                                                  10 Year Germany (Corporate Bond)                         (6.13)
Swiss Bank                                                  10 Year Japan (Corporate Bond)                           (3.39)
Swiss Bank                                                  10 Year Canada (Corporate Bond)                           7.79
Swiss Bank                                                  10 Year Australia (Corporate Bond)                       (3.93)
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                               19.18
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                 14.43
Morgan Stanley Capital International                        10 Year Austria (Equity)                                  7.58
Morgan Stanley Capital International                        10 Year France (Equity)                                  13.27
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                             18.61
Morgan Stanley Capital International                        10 Year Japan (Equity)                                   (2.90)
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                             18.53
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                          13.95
Morgan Stanley Capital International                        10 Year Germany (Equity)                                 13.75
Morgan Stanley Capital International                        10 Year Italy (Equity)                                    6.15
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                  17.62
Morgan Stanley Capital International                        10 Year United States (Equity)                           17.39
Morgan Stanley Capital International                        10 Year Australia (Equity)                                9.25
Morgan Stanley Capital International                        10 Year Norway (Equity)                                  13.29
Morgan Stanley Capital International                        10 Year Spain (Equity)                                   10.58
Morgan Stanley Capital International                        World GDP Index                                          13.35
Morgan Stanley Capital International                        Pacific Region Funds Ex-Japan                           (31.00)
Bureau of Labor Statistics                                  Consumer Price Index (Inflation)                          1.70
FHLB-San Francisco                                          11th District Cost-of-Funds Index                          N/A
Salomon                                                     Six-Month Treasury Bill                                   5.41
Salomon                                                     One-Year Constant-Maturity Treasury Rate                   N/A
Salomon                                                     Five-Year Constant-Maturity Treasury Rate                  N/A
Frank Russell Company                                       Russell 2000(R)Index                                     22.36
Frank Russell Company                                       Russell 1000(R)Value Index                               35.18
Frank Russell Company                                       Russell 1000(R)Growth Index                              30.49
Bloomberg                                                   NA                                                          NA
Credit Lyonnais                                             NA                                                          NA
Statistical Abstract of the U.S.                            NA                                                          NA
World Economic Outlook                                      NA                                                          NA


The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


*in U.S. currency

Part C.      OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)  Financial Statements:

                  Included in Part A

                  Summary of Expenses
                  The Funds' Financial History

                  Incorporated by reference into Part B are the financial statements contained in the Annual Reports for the Newport Tiger Cub Fund, Newport Japan Opportunities Fund and Newport Greater China Fund, dated August 31, 1998 (which were previously filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940):

                  Fund                                   Accession Number

                  Newport Tiger Cub Fund               0000021847-98-000151
                  Newport Japan Opportunities Fund     0000021847-98-000152
                  Newport Greater China Fund           0000021847-98-000150


                  The Financial Statements contained in each Fund's Annual Report are as follows:

                  Investment Portfolio
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Asset
                  Notes to Financial Statements
                  Financial Highlights
                  Report of Independent Accountants



             (b)  Exhibits:

             1.          Amendment No. 5 to the Agreement and Declaration of
                         Trust (h)

             2.          By-Laws, as amended (e)

             3.          Not Applicable

             4.          Form of Specimen Share Certificate (e)

             5.(i)       Form of Management Agreement (NJOF, NTCF)(e)

             5.(ii)      Form of Management Agreement (NGCF)(i)

             6.(i) Form of Distributor's Contract(incorporated herein by reference to Exhibit 6.(a) to Post-Effective Amendment No. 49 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214 filed with the Commission on November 20, 1998)

             6.(ii) Form of Selling Agreement (incorporated herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 49 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214 filed with the Commission on November 20, 1998)

             6.(iii) Investment Account Application (incorporated by reference from Prospectus)

             6.(iv) Form of Bank and Bank Affiliated Selling Agreement (incorporated herein by reference to Exhibit 6.(c) to Post Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             6.(v) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6.(d) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                         1996)

             6.(vi)      Form of Dealer Manager Agreement (NGCF)(j)

             7.          Not Applicable

             8.(i) Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the
                         Commission on or about October 24, 1997)

             8.(ii) Amendment No. 1 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 14 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about June 11, 1998)

             9.(i) Form of Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (incorporated herein by reference to Exhibit 9.(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27,
                         1996)

             9.(i)(a) Form of Amendment to Appendix I of Pricing and Bookkeeping Agreement(q)

             9.(ii) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Colonial Management Associates, Inc. and Liberty Funds Services, Inc. (incorporated herein by reference to Exhibit 9.(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             9.(ii)(a)   Form of Amendment No. 12 to Schedule A of Amended and
                         Restated Shareholders' Servicing and Transfer Agent
                         Agreement(q)

             9.(ii)(b)   Form of Amendment No. 17 to Appendix I of Amended and
                         Restated Shareholders' Servicing and Transfer Agent
                         Agreement(q)

             9.(iii)(a)  Form of Administration Agreement (NJOF, NTCF)(e)

             9.(iii)(b)  Form of Administration Agreement (NGCF)(i)

             9.(iv) Credit Agreement (incorporated herein by reference to Exhibit 9.(f) to Post-Effective Amendment No. 19 to the Registration Statement of Colonial Trust V, Registration Nos. 811-5030 and 33-12109, filed with the Commission on or about May 20, 1996)

             9.(iv)(a)   Form of Amendment  No. 1 to the Credit  Agreement
                         (incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 99 to the Registration
                         Statement of Colonial Trust III,  Registration  Nos.
                         811-881 and 2-15184, filed with the Commission on or about December 19, 1997)

             9.(iv)(b)   Form of Amendment  No. 2 to the Credit  Agreement
                         (incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 99 to the Registration
                         Statement of Colonial Trust III,  Registration  Nos.
                         811-881 and 2-15184, filed with the Commission on or about December 19, 1997)

             9.(iv)(c)   Form of Amendment  No. 3 to the Credit  Agreement
                         (incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 99 to the Registration
                         Statement of Colonial Trust III,  Registration  Nos.
                         811-881 and 2-15184, filed with the Commission on or about December 19, 1997)

             9.(iv)(d)   Form of Amendment  No. 4 to the Credit  Agreement
                         (incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 102 to the Registration
                         Statement of Colonial Trust III,  Registration Nos.
                         811-881 and 2-15184, filed with the Commission on or about September 17, 1998)

             10.(i)      Opinion and Consent of Counsel (NGCF)(a)

             10 (ii)     Opinion and Consent of Counsel (o)

             11.         Consent of Independent Accountants

             12.         Not Applicable

             13.         Not Applicable

             14.(i) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Employee Communications Kit (incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                         1997)

             14.(ii) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Establishment Booklet (incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                         1997)

             14.(iii) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form (incorporated herein by reference to Exhibit 14(c) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                         1997)

             14.(iv) Form of IRA Application and Fact Kit (incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                         1997)

             14.(v) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit (incorporated by reference to
                         Exhibit  14(e) of  Post-Effective  Amendment
                         No.  99 to  the  Registration  Statement  of
                         Colonial   Trust  III,   Registration   Nos.
                         2-15184   and   811-881,   filed   with  the
                         Commission on December 19, 1997)

             14.(vi)     Form of Colonial  Mutual  Funds  401(k) Plan
                         Document,  Trust  Agreement  and IRS Opinion
                         Letter (incorporated by reference to Exhibit
                         14(v) of Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust
                         II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18, 1996)

             14.(vii) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated by reference to Exhibit 14.(vi) of Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18,
                         1996)

             14.(viii)   Form of Colonial 401(k)  Beneficiary  Designation and
                         Participant Enrollment Forms (incorporated by reference to Exhibit 14(h) of Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III,
                         Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19, 1997)

             14 (ix) Form of Liberty Simple IRA Plan (incorporated by reference to Exhibit 14.(i) of Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about February 25, 1998)

             14 (x) Form of Liberty Roth IRA (incorporated by reference to Exhibit 14.(j) of Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about February 25, 1998)

             15. Form of proposed Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit 6(i) hereto

             16.(i)(a)   Calculation of Performance Information
                         (Classes A,B & Z)(NTCF)(g)

             16.(i)(a)(1)Calculation of Performance Information (Class C)
                         (NTCF) (m)

             16.(i)(b)   Calculation of Yield Information
                         (Classes A, B &Z)(NTCF)(g)

             16.(i)(b)(1)Calculation of Yield Information (Class C)(NTCF) (m)

             16.(ii)(a)  Calculation of Performance Information(NJOF)(g)

             16.(ii)(b)  Calculation of Yield Information(NJOF)(g)

             16.(iii)(a) Calculation of Performance Information(NGCF)(k)

             16.(iii)(b) Calculation of Yield Information (NGCF)(k)

             17.(i)(a)   Financial Data Schedule (Class A) (NTCF)

             17.(i)(b)   Financial Data Schedule (Class B) (NTCF)

             17.(i)(c)   Financial Data Schedule (Class C) (NTCF)

             17.(i)(d)   Financial Data Schedule (Class Z) (NTCF)

             17.(ii)(a)  Financial Data Schedule (Class A) (NJOF)

             17.(ii)(b)  Financial Data Schedule (Class B) (NJOF)

             17.(ii)(c)  Financial Data Schedule (Class C) (NJOF)

             17.(ii)(d)  Financial Data Schedule (Class Z) (NJOF)

             17.(iii)(a) Financial Data Schedule (Class A) (NGCF)

             17.(iii)(b) Financial Data Schedule (Class B) (NGCF)

             17.(iii)(c) Financial Data Schedule (Class C) (NGCF)

             17.(iii)(d) Financial Data Schedule (Class Z) (NGCF)

             18.(i) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville (incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 50 to the Registration Statement of Colonial Trust VI, Registration Nos. 2-62492 and 811-2865 filed with the Commission on or about November 6, 1998)

             18.(ii)     Plan  pursuant  to Rule  18f-3(d)  under the
                         Investment Company Act of 1940 (incorporated
                         herein by  reference to Exhibit No. 18(b) to
                         Post-Effective   Amendment  No.  47  to  the
                         Registration  Statement of Colonial Trust I,
                         Registration Statement Nos. 2-41251 and 811-2214, filed with the Commission on September 1, 1998)

Not all footnotes listed below will be applicable to this filing.

(a) Incorporated by reference from Pre-Effective Amendment No. 3 filed on December 5, 1980.

(b) Incorporated by reference from Post-Effective Amendment No. 14 filed on December 17, 1991.

(c) Incorporated by reference from Post-Effective Amendment No. 19 filed on February 19, 1993.

(d) Incorporated by reference from Post-Effective Amendment No. 24 filed on December 11, 1995.

(e) Incorporated by reference from Post-Effective Amendment No. 25 filed on March 20, 1996.

(f) Incorporated by reference from Post-Effective Amendment No. 26 filed on October 28, 1996.

(g) Incorporated by reference from Post-Effective Amendment No. 27 filed on, November 18, 1996.

(h) Incorporated by reference to Post-Effective Amendment No. 28 filed on December 13, 1996.

(i) Incorporated by reference to Post-Effective Amendment No. 29 filed on March 11, 1997.

(j) Incorporated by reference to Post-Effective Amendment No. 30 filed on June 23, 1997.

(k) Incorporated by reference to Post-Effective Amendment No. 31 filed on November 14, 1997.

(l) Incorporated by reference to Post-Effective Amendment No. 32 filed on November 25, 1997.

(m) Incorporated by reference to Post-Effective Amendment No. 33 filed on December 22, 1997.

(n) Incorporated by reference to Post-Effective Amendment No. 35 filed on October 20, 1998.

(o) Incorporated by reference to Post-Effective Amendment No. 36 filed on October 30, 1998.

(p) Incorporated by reference to Post-Effective Amendment No. 37 filed on October 30, 1998.

(q) Incorporated by reference to Post-Effective Amendment No. 38 filed on November 13, 1998.

Item 25.Persons Controlled by or under Common Group Control with Registrant


             Not applicable


Item 26.     Number of Holders of Securities

           (1)                                            (2)
    Title of Class                          Number of Record Holders at 10/31/98

    Shares of Beneficial  Interest           1,035  Class A recordholders (NTCF)
                                               915  Class B recordholders (NTCF)
                                               131  Class C recordholders (NTCF)
                                                27  Class Z recordholders (NTCF)
                                               367  Class A recordholders (NJOF)
                                               567  Class B recordholders (NJOF)
                                               124  Class C recordholders (NJOF)
                                                17  Class Z recordholders (NJOF)
                                             7,832  Class A recordholders (NGCF)
                                               221  Class B recordholders (NGCF)
                                                70  Class C recordholders (NGCF)
                                                 3  Class Z recordholders (NGCF)

Item 27.     Indemnification

             See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 28.

                Certain information pertaining to business and other connections of the Registrant's investment adviser, Newport Fund Management, Inc. (Newport), with respect to Newport Greater China Fund, Newport Japan Opportunities Fund and Newport Tiger Cub Fund is incorporated herein by reference to the section of the Prospectus captioned "How the Funds Pursue Their Objectives and Certain Risk Factors" and to the section of the Statement of Additional Information captioned "Management of the Fund." The information required above is incorporated herein by reference from Newport's Form ADV, as most recently filed with the Securities and Exchange Commission.

Item 28.     Business and Other Connections of Investment Adviser

             The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.:
             (see next page)

Registrant's investment adviser/administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1997, CASI had three institutional, corporate or other account under management or supervision, the market value of which was approximately $82.9 million. As of the end of its fiscal year, December 31, 1997, Colonial was the investment adviser, sub-adviser and/or administrator to 50 Colonial mutual funds (including funds sub-advised by Colonial, the market value of which investment companies was approximately $17,319.00 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 11/17/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk; Dir.;
                                 The Colonial Group, Inc.        V.P.; Gen.
                                                                 Counsel and
                                                                 Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.
 J. Kevin                        Colonial Trust I through VII    CAO; Controller
                                 LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian    V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Pres.; CEO
                                                                 and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; The Colonial Group, Inc.        Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Asst Chairman

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        The Colonial Group, Inc.        Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    The Colonial Group, Inc.        V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.

Johnson, Gordon     V.P.

Knudsen, Gail       V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Bob        V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Schermerhorn, Scott Sr. V.P.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Colonial Investors Service      Director
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stern, Arthur O.    Exe.V.P.     The Colonial Group, Inc.        Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Claiborne,             V.P.                  None
 Douglas

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.     Location of Accounts and Records

             Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the
             Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-2070.

Item 31.     Management Services

             See Item 5, Part A and Item 16, Part B


Item 32.     Undertakings


              (i) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of any series' outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

              (ii) The Registrant undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required of Item 5A of Form N-1A.

                                     NOTICE


      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 39 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 30th day of November, 1998.

                                COLONIAL TRUST II

                                By:  STEPHEN E. GIBSON
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.


SIGNATURES                                           TITLE                                       DATE


STEPHEN E. GIBSON                                    President                                November 30, 1998
-------------------------------------
Stephen E. Gibson                                    (chief executive officer)



TIMOTHY J. JACOBY                                    Treasurer and Chief                      November 30, 1998
-------------------------------------
Timothy J. Jacoby                                    Financial Officer



J. KEVIN CONNAUGHTON                                 Controller and Chief                     November 30, 1998
-------------------------------------
J. Kevin Connaughton                                 Accounting Officer


ROBERT J. BIRNBAUM*              Trustee
Robert J. Birnbaum


TOM BLEASDALE*                   Trustee
Tom Bleasdale


JOHN V. CARBERRY*                Trustee
John V. Carberry


LORA S. COLLINS*                 Trustee
Lora S. Collins


JAMES E. GRINNELL*               Trustee
James E. Grinnell


RICHARD W. LOWRY*                Trustee
Richard W. Lowry


SALVATORE MACERA*                Trustee
Salvatore Macera


JAMES L. MOODY, JR.*             Trustee                    WILLIAM J. BALLOU
James L. Moody, Jr.                                        *William J. Ballou
                                                            Attorney-in-fact
                                                            November 30, 1998

WILLIAM E. MAYER*                Trustee
William E. Mayer


JOHN J. NEUHAUSER*               Trustee
John J. Neuhauser


THOMAS E. STITZEL                Trustee
Thomas E. Stitzel


ROBERT L. SULLIVAN*              Trustee
Robert L. Sullivan


ANNE-LEE VERVILLE*               Trustee
Anne-Lee Verville

                                                     EXHIBITS


             11.                    Consent of Independent Accountants

             17.(i)(a)              Financial Data Schedule (Class A) (NTCF)

             17.(i)(b)              Financial Data Schedule (Class B) (NTCF)

             17.(i)(c)              Financial Data Schedule (Class C) (NTCF)

             17.(i)(d)              Financial Data Schedule (Class Z) (NTCF)

             17.(ii)(a)             Financial Data Schedule (Class A) (NJOF)

             17.(ii)(b)             Financial Data Schedule (Class B) (NJOF)

             17.(ii)(c)             Financial Data Schedule (Class C) (NJOF)

             17.(ii)(d)             Financial Data Schedule (Class Z) (NJOF)

             17.(iii)(a)            Financial Data Schedule (Class A) (NGCF)

             17.(iii)(b)            Financial Data Schedule (Class B) (NGCF)

             17.(iii)(c)            Financial Data Schedule (Class C) (NGCF)

             17.(iii)(d)            Financial Data Schedule (Class Z) (NGCF)